UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07885

Name of Fund:  Master Extended Market Index Series of Quantitative Master Series LLC

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Master Extended Market Index Series of Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2015

Date of reporting period: 12/31/2015

Item 1 – Report to Stockholders

Portfolio Management Commentary	Master Extended Market Index Series

How did the Series perform?

•

For the 12-month period ended December 31, 2015, Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC, returned (3.32)% while the benchmark Dow Jones U.S. Completion Total Stock Market IndexSM (the “Benchmark Index”) returned (3.42)%.

Describe the market environment.

•

The year started with U.S. stock prices falling as lower oil prices punished the energy sector and the negative impact of a stronger dollar began to show in the earnings of large global exporting companies. U.S. equities came back into favor in the spring, after a powerful rally in European equities left valuations in the United States looking more appealing by comparison. U.S. stocks continued to outperform international markets into the summer as increasing turmoil around Greece’s debt troubles drove investors to the relative stability of U.S. markets.

•

The second half of the year started well with strong manufacturing and construction data and merger and acquisition activity. This momentum stuttered as volatility and uncertainty became major themes through the remainder of 2015 given a sharp selloff in Chinese equities, falling oil prices and anticipation of a rate hike from the Federal Reserve (the “Fed”).

•

With easy monetary policy in the beginning of 2015, many markets reached all-time highs, but hit considerable headwinds in the latter half of the year. Geopolitical strife in the Middle East and Russia, terrorist attacks in France and San Bernardino, California, slowing growth globally, oil price instability, and the Fed starting a tightening cycle were significant events that shaped 2015 market returns.

•

The U.S. dollar strengthened against most major currencies for the year, posting a 19.9% gain against the Canadian dollar, a 12.5% gain versus the Australian dollar, an 11.4% gain versus the euro and a 5.8% gain versus the British pound. A key theme heading into 2016 is the divergence in monetary policy between the United States and the rest of the world.

Describe recent portfolio activity.

•

During the period, as changes were made to the composition of the Benchmark Index, the Series purchased and sold securities to maintain its objective of replicating the risks and return of the Benchmark Index.

Describe portfolio positioning at period end.

•	The Series remains positioned to attempt to match the risk characteristics of the Benchmark Index, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to changes in market, economic or other conditions. These views are not intended to be a forecast of future events and no guarantee of future results.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	1

Portfolio Information as of December 31, 2015	Master Extended Market Index Series

Sector Allocation	Percent of Net Assets

Financials	25%
Technology	16
Consumer Discretionary	16
Health Care	13
Industrial	13
Materials	4
Utilities	3
Energy	3
Consumer Staples	3
Telecommunications	1
Short-Term Securities	4
Liabilities in Excess of Other Assets	(1)

For Series compliance purposes, the Series’ sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments

The Series may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Series’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Series can realize on an investment and/or may result in lower distributions paid to shareholders. The Series’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments December 31, 2015	Master Extended Market Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.7%
AAR Corp.	4,851	$127,533
Aerojet Rocketdyne Holdings, Inc. (a)	9,549	149,537
Aerovironment, Inc. (a)	3,384	99,727
Astronics Corp. (a)	3,142	127,911
B/E Aerospace, Inc.	15,746	667,158
BWX Technologies, Inc.	15,403	489,353
CPI Aerostructures, Inc. (a)	2,281	22,194
Cubic Corp.	3,115	147,184
Curtiss-Wright Corp.	6,539	447,922
Ducommun, Inc. (a)	1,874	30,396
Engility Holdings, Inc.	2,637	85,650
Esterline Technologies Corp. (a)	4,264	345,384
HEICO Corp.	2,210	120,136
HEICO Corp., Class A	6,023	296,332
Hexcel Corp.	14,187	658,986
Huntington Ingalls Industries, Inc.	6,951	881,734
Innovative Solutions & Support, Inc. (a)	4,600	12,696
KLX, Inc. (a)	7,865	242,163
Kratos Defense & Security Solutions, Inc. (a)	7,970	32,677
LMI Aerospace, Inc. (a)	2,720	27,390
Mantech International Corp., Class A	3,277	99,096
Moog, Inc., Class A (a)	4,945	299,667
Orbital ATK, Inc.	8,656	773,327
RBC Bearings, Inc. (a)	3,324	214,697
Smith & Wesson Holding Corp. (a)	8,345	183,423
Spirit Aerosystems Holdings, Inc., Class A (a)	18,764	939,514
Sturm Ruger & Co., Inc.	2,841	169,352
Taser International, Inc. (a)	8,193	141,657
Teledyne Technologies, Inc. (a)	5,177	459,200
TransDigm Group, Inc. (a)	7,847	1,792,647
Triumph Group, Inc.	7,156	284,451
VSE Corp.	644	40,044

		10,409,138
Alternative Energy — 0.1%
Aemetis, Inc. (a)(b)	3,787	10,982
Amyris, Inc. (a)(b)	8,820	14,288
Ascent Solar Technologies, Inc. (a)	10,274	1,499
Enphase Energy, Inc. (a)(b)	5,033	17,666
FuelCell Energy, Inc. (a)(b)	3,805	18,873
Green Brick Partners, Inc. (a)	837	6,026
Green Plains, Inc.	5,207	119,240
MagneGas Corp. (a)	3,416	5,500
Ocean Power Technologies, Inc. (a)	1,146	2,407
Pattern Energy Group, Inc.	8,739	182,733
Plug Power, Inc. (a)(b)	26,664	56,261
Renewable Energy Group, Inc. (a)	5,628	52,284
REX American Resources Corp. (a)	921	49,798
Solazyme, Inc. (a)(b)	13,122	32,543
SunPower Corp. (a)	7,815	234,528

		804,628
Automobiles & Parts — 2.1%
Allison Transmission Holdings, Inc.	25,654	664,182
American Axle & Manufacturing Holdings, Inc. (a)	11,370	215,348
Autoliv, Inc.	12,841	1,602,171
Cooper Tire & Rubber Co.	7,482	283,194
Cooper-Standard Holding, Inc. (a)	2,584	200,492
Dana Holding Corp.	21,780	300,564
Dorman Products, Inc. (a)	4,690	222,634
Federal-Mogul Corp. (a)	4,135	28,325
Fuel Systems Solutions, Inc. (a)	2,808	13,731
Gentex Corp.	42,599	682,010

Common Stocks	Shares	Value
Automobiles & Parts (continued)
Gentherm, Inc. (a)	5,419	$256,861
Lear Corp.	11,056	1,358,008
LKQ Corp. (a)	44,840	1,328,609
LoJack Corp. (a)	6,073	33,766
Modine Manufacturing Co. (a)	6,807	61,603
Motorcar Parts of America, Inc. (a)	2,943	99,503
Standard Motor Products, Inc.	2,952	112,324
Stoneridge, Inc. (a)	4,259	63,033
Strattec Security Corp.	573	32,369
Superior Industries International, Inc.	3,414	62,886
Tenneco, Inc. (a)	8,465	388,628
Tesla Motors, Inc. (a)	14,633	3,512,066
Titan International, Inc.	6,931	27,308
Tower International, Inc.	3,363	96,081
U.S. Auto Parts Network, Inc. (a)	7,139	20,989
Visteon Corp. (a)	5,596	640,742
WABCO Holdings, Inc. (a)	7,941	812,047

		13,119,474
Banks — 6.5%
1st Source Corp.	2,325	71,773
Ameriana Bancorp	1,517	34,770
American National Bankshares, Inc.	2,205	56,470
Ameris Bancorp	4,285	145,647
Ames National Corp.	2,125	51,616
Arrow Financial Corp.	2,712	73,685
Associated Banc-Corp	21,746	407,737
Astoria Financial Corp.	13,130	208,110
Banc of California, Inc.	5,336	78,012
BancFirst Corp.	1,174	68,820
Bancorp of New Jersey, Inc.	2,128	23,834
Bancorp, Inc. (a)	6,496	41,380
BancorpSouth, Inc.	12,177	292,126
Bank Mutual Corp.	7,238	56,456
Bank of Hawaii Corp.	6,247	392,936
Bank of Marin Bancorp	1,247	66,590
Bank of the Ozarks, Inc.	11,427	565,179
BankFinancial Corp.	3,939	49,750
BankUnited, Inc.	15,160	546,670
Banner Corp.	3,084	141,432
Bar Harbor Bankshares	1,552	53,420
BCB Bancorp, Inc.	3,436	35,734
Bear State Financial, Inc. (a)(b)	2,595	28,104
Beneficial Bancorp, Inc. (a)	12,843	171,069
Berkshire Hills Bancorp, Inc.	4,850	141,183
BNC Bancorp	5,419	137,534
BofI Holding, Inc. (a)	8,936	188,103
BOK Financial Corp.	3,095	185,050
Boston Private Financial Holdings, Inc.	12,591	142,782
Bridge Bancorp, Inc.	2,180	66,337
Brookline Bancorp, Inc.	11,463	131,824
Bryn Mawr Bank Corp.	2,983	85,672
California First National Bancorp	882	11,475
Camden National Corp.	1,576	69,486
Cape Bancorp, Inc.	3,648	45,345
Capital Bank Financial Corp., Class A	4,494	143,718
Capital City Bank Group, Inc.	2,343	35,965
Capitol Federal Financial, Inc.	18,668	234,470
Cardinal Financial Corp.	5,232	119,028
Cascade Bancorp (a)	7,559	45,883
Cathay General Bancorp	10,846	339,805
Centerstate Banks, Inc.	7,831	122,555

Portfolio Abbreviations

S&P	Standard and Poor’s

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	3

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Central Pacific Financial Corp.	4,905	$108,008
Century Bancorp, Inc., Class A	997	43,330
Chemical Financial Corp.	5,643	193,386
Chicopee Bancorp, Inc.	2,450	42,483
Citizens & Northern Corp.	2,833	59,493
Citizens Financial Group, Inc.	77,656	2,033,811
City Holding Co.	2,469	112,685
Civista Bancshares, Inc.	1,968	25,249
Clifton Bancorp, Inc.	4,768	68,373
CNB Financial Corp.	2,894	52,179
CoBiz Financial, Inc.	6,271	84,157
Colony Bankcorp, Inc. (a)	463	4,496
Columbia Banking System, Inc.	8,543	277,733
Commerce Bancshares, Inc.	12,367	526,092
Community Bank System, Inc.	6,093	243,354
Community Trust Bancorp, Inc.	2,821	98,622
CommunityOne Bancorp (a)	2,905	39,130
ConnectOne Bancorp, Inc.	4,852	90,684
Cullen/Frost Bankers, Inc.	8,160	489,600
Customers Bancorp, Inc. (a)	1,701	46,301
CVB Financial Corp.	14,284	241,685
Dime Community Bancshares, Inc.	5,246	91,753
Eagle Bancorp, Inc. (a)	4,741	239,278
East West Bancorp, Inc.	21,080	876,085
Eastern Virginia Bankshares, Inc.	2,546	18,280
Enterprise Bancorp, Inc.	1,601	36,583
Enterprise Financial Services Corp.	3,377	95,738
ESSA Bancorp, Inc.	3,300	45,144
Farmers Capital Bank Corp. (a)	1,739	47,144
Fidelity Southern Corp.	3,242	72,329
Financial Institutions, Inc.	2,741	76,748
First Bancorp, Inc.	2,552	52,239
First Bancorp, North Carolina	3,105	58,188
First BanCorp, Puerto Rico (a)	17,284	56,173
First Busey Corp.	4,150	85,615
First Citizens BancShares, Inc., Class A	1,312	338,719
First Commonwealth Financial Corp.	13,854	125,656
First Community Bancshares, Inc.	3,087	57,511
First Connecticut Bancorp, Inc.	3,756	65,392
First Defiance Financial Corp.	1,962	74,124
First Financial Bancorp	9,179	165,865
First Financial Bankshares, Inc.	9,434	284,624
First Financial Corp.	2,125	72,186
First Financial Northwest, Inc.	3,414	47,659
First Horizon National Corp.	34,284	497,804
First Interstate Bancsystem, Inc.	2,871	83,460
First Merchants Corp.	5,965	151,630
First Midwest Bancorp, Inc.	11,596	213,714
First NBC Bank Holding Co. (a)	284	10,619
First Niagara Financial Group, Inc.	51,868	562,768
First of Long Island Corp.	2,494	74,820
First Republic Bank	20,976	1,385,675
First South Bancorp, Inc.	3,052	26,125
First United Corp. (a)	2,396	27,794
FirstMerit Corp.	23,916	446,033
Flagstar Bancorp, Inc. (a)	3,391	78,366
Flushing Financial Corp.	4,602	99,587
FNB Corp.	25,576	341,184
Fox Chase Bancorp, Inc.	3,031	61,499
Fulton Financial Corp.	25,185	327,657
German American Bancorp, Inc.	2,419	80,601
Glacier Bancorp, Inc.	11,034	292,732
Great Southern Bancorp, Inc.	1,720	77,847
Great Western Bancorp, Inc.	7,597	220,465
Greene County Bancshares, Inc.	3,466	—
Guaranty Bancorp	3,221	53,275
Hampton Roads Bankshares, Inc. (a)	8,046	14,805

Common Stocks	Shares	Value
Banks (continued)
Hancock Holding Co.	10,974	$276,216
Hanmi Financial Corp.	5,135	121,802
Heartland Financial USA, Inc.	2,648	83,041
Heritage Commerce Corp.	4,396	52,576
Heritage Financial Corp.	5,517	103,940
HMN Financial, Inc. (a)	1,907	22,178
Home Bancorp, Inc.	2,032	52,791
Home BancShares, Inc.	8,747	354,428
HomeStreet, Inc. (a)	934	20,277
HomeTrust Bancshares, Inc. (a)	4,105	83,126
Horizon Bancorp	2,007	56,116
Iberiabank Corp.	4,836	266,319
Independent Bank Corp., Massachusetts	4,043	188,080
Independent Bank Corp., Michigan	4,221	64,286
International Bancshares Corp.	7,746	199,072
Investors Bancorp, Inc.	51,649	642,514
Kearny Financial Corp.	4,495	56,952
Lakeland Bancorp, Inc.	6,073	71,601
Lakeland Financial Corp.	2,799	130,489
LegacyTexas Financial Group, Inc.	6,540	163,631
Macatawa Bank Corp.	6,531	39,513
MainSource Financial Group, Inc.	3,542	81,041
MB Financial, Inc.	10,080	326,290
Mercantile Bank Corp.	3,191	78,307
Merchants Bancshares, Inc.	1,376	43,330
Meridian Bancorp, Inc.	7,399	104,326
Metro Bancorp, Inc.	2,347	73,649
MidSouth Bancorp, Inc.	2,061	18,714
MidWestOne Financial Group, Inc.	1,520	46,223
MutualFirst Financial, Inc.	1,697	42,289
National Bank Holdings Corp., Class A	5,381	114,992
National Bankshares, Inc.	1,700	60,418
National Penn Bancshares, Inc.	20,919	257,931
NBT Bancorp, Inc.	6,464	180,216
New York Community Bancorp, Inc.	64,836	1,058,124
NewBridge Bancorp	7,293	88,829
Northfield Bancorp, Inc.	7,976	126,978
Northrim BanCorp, Inc.	1,757	46,736
Northwest Bancshares, Inc.	15,090	202,055
Norwood Financial Corp.	859	24,662
OceanFirst Financial Corp.	2,939	58,868
OFG Bancorp	7,031	51,467
Ohio Valley Banc Corp.	1,099	27,222
Old National Bancorp	16,667	226,005
Old Second Bancorp, Inc. (a)	6,505	50,999
Opus Bank	598	22,108
Oritani Financial Corp.	6,327	104,396
Orrstown Financial Services, Inc.	2,093	37,632
Pacific Continental Corp.	3,946	58,716
Pacific Premier Bancorp, Inc. (a)	789	16,766
PacWest Bancorp	15,141	652,577
Park National Corp.	1,932	174,807
Park Sterling Corp.	9,934	72,717
Peapack Gladstone Financial Corp.	2,576	53,117
Penns Woods Bancorp, Inc.	1,209	51,334
Peoples Bancorp of North Carolina, Inc.	1,497	28,907
Peoples Bancorp, Inc.	3,210	60,476
Peoples Financial Corp. (a)	1,245	11,330
Pinnacle Financial Partners, Inc.	5,097	261,782
Popular, Inc.	15,112	428,274
Porter Bancorp, Inc. (a)	6,148	8,669
Preferred Bank	2,333	77,036
PrivateBancorp, Inc.	11,605	476,037
Prosperity Bancshares, Inc.	9,413	450,506
Provident Financial Holdings, Inc.	2,303	43,504
Provident Financial Services, Inc.	8,649	174,277
Pulaski Financial Corp.	2,837	45,279

See Notes to Financial Statements.

4	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Banks (continued)
Renasant Corp.	5,565	$191,492
Republic Bancorp, Inc., Class A	1,667	44,025
Republic First Bancorp, Inc. (a)	9,649	41,780
Riverview Bancorp, Inc.	8,387	39,335
S&T Bancorp, Inc.	5,190	159,956
Sandy Spring Bancorp, Inc.	3,931	105,980
Seacoast Banking Corp. of Florida (a)	4,770	71,455
ServisFirst Bancshares, Inc.	3,175	150,908
Shore Bancshares, Inc.	3,680	40,038
Sierra Bancorp	2,508	44,266
Signature Bank (a)	7,555	1,158,710
Simmons First National Corp., Class A	4,197	215,558
South State Corp.	3,633	261,394
Southside Bancshares, Inc.	3,909	93,894
Southwest Bancorp, Inc.	3,696	64,606
State Bank Financial Corp.	5,894	123,951
Sterling Bancorp	18,367	297,913
Stock Yards Bancorp, Inc.	2,552	96,440
Suffolk Bancorp	2,452	69,514
Summit Financial Group, Inc.	2,289	27,216
Sun Bancorp, Inc. (a)	2,292	47,307
SVB Financial Group (a)	7,613	905,186
Synovus Financial Corp.	19,459	630,082
Talmer Bancorp, Inc., Class A	9,264	167,771
TCF Financial Corp.	24,414	344,726
Territorial Bancorp, Inc.	2,198	60,973
Texas Capital Bancshares, Inc. (a)	6,837	337,885
TFS Financial Corp.	10,626	200,088
Tompkins Financial Corp.	2,027	113,836
TowneBank	7,726	161,242
Trico Bancshares	3,317	91,018
TrustCo Bank Corp. NY	14,741	90,510
Trustmark Corp.	9,709	223,695
UMB Financial Corp.	5,958	277,345
Umpqua Holdings Corp.	31,941	507,862
Union Bankshares Corp.	7,003	176,756
United Bancorp, Inc.	3,115	29,904
United Bankshares, Inc.	9,354	346,004
United Community Banks, Inc.	8,915	173,753
United Community Financial Corp.	11,244	66,340
United Financial Bancorp, Inc.	8,517	109,699
United Security Bancshares (a)	4,012	21,423
Univest Corp. of Pennsylvania	3,005	62,684
Valley National Bancorp	33,096	325,996
Washington Federal, Inc.	13,426	319,942
Washington Trust Bancorp, Inc.	2,472	97,693
Waterstone Financial, Inc.	5,849	82,471
Webster Financial Corp.	13,343	496,226
WesBanco, Inc.	5,376	161,388
West Bancorporation., Inc.	3,190	63,003
Westamerica BanCorp	3,773	176,388
Western Alliance Bancorp (a)	13,567	486,513
Westfield Financial, Inc.	4,895	41,118
Wilshire Bancorp, Inc.	11,170	129,014
Wintrust Financial Corp.	6,909	335,225
WSFS Financial Corp.	4,170	134,941
Yadkin Financial Corp.	4,397	110,672
Your Community Bankshares, Inc.	633	19,952

		40,173,807
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,364	275,405
Coca-Cola Bottling Co. Consolidated	720	131,407
Craft Brew Alliance, Inc. (a)	1,760	14,731
National Beverage Corp. (a)	1,810	82,247
Primo Water Corp. (a)	4,659	37,272

Common Stocks	Shares	Value
Beverages (continued)
Willamette Valley Vineyards, Inc. (a)	2,312	$16,369

		557,431
Chemicals — 2.1%
A. Schulman, Inc.	4,402	134,877
Aceto Corp.	4,429	119,494
Albemarle Corp.	16,453	921,533
American Vanguard Corp.	3,882	54,387
Ashland, Inc.	9,272	952,234
Axalta Coating Systems Ltd. (a)	20,055	534,466
Axiall Corp.	10,170	156,618
Balchem Corp.	4,662	283,450
Cabot Corp.	8,974	366,857
Calgon Carbon Corp.	7,617	131,393
Cambrex Corp. (a)	4,820	226,974
Celanese Corp., Series A	21,396	1,440,593
Chase Corp.	1,295	52,745
Chemours Co.	26,379	141,391
Chemtura Corp. (a)	9,961	271,636
CSW Industrials, Inc. (a)	731	27,537
Ferro Corp. (a)	13,135	146,061
FutureFuel Corp.	3,639	49,127
Hawkins, Inc.	1,620	57,947
HB Fuller Co.	7,330	267,325
Huntsman Corp.	28,853	328,059
Innophos Holdings, Inc.	2,611	75,667
Innospec, Inc.	3,555	193,072
Intrepid Potash, Inc. (a)	8,477	25,007
KMG Chemicals, Inc.	1,469	33,816
Koppers Holdings, Inc. (a)	3,035	55,389
Kraton Performance Polymers, Inc. (a)	4,717	78,349
Kronos Worldwide, Inc.	1,631	9,199
LSB Industries, Inc. (a)	2,939	21,308
Metabolix, Inc. (a)	2,331	3,590
Minerals Technologies, Inc.	5,227	239,710
NewMarket Corp.	1,502	571,856
Olin Corp.	23,890	412,341
OMNOVA Solutions, Inc. (a)	7,759	47,563
Platform Specialty Products Corp. (a)	20,141	258,409
PolyOne Corp.	12,381	393,221
Quaker Chemical Corp.	2,000	154,520
Rayonier Advanced Materials, Inc.	6,271	61,393
Rentech, Inc. (a)	3,065	10,789
RPM International, Inc.	19,488	858,641
Senomyx, Inc. (a)	7,801	29,410
Sensient Technologies Corp.	6,656	418,130
Stepan Co.	2,616	129,989
TOR Minerals International, Inc. (a)	1,000	4,510
Tredegar Corp.	3,711	50,544
Trinseo SA (a)	425	11,985
Tronox Ltd., Class A	9,237	36,117
Univar, Inc. (a)	5,098	86,717
Valspar Corp.	10,793	895,279
Westlake Chemical Corp.	5,570	302,562
WR Grace & Co. (a)	10,527	1,048,384
ZAGG, Inc. (a)	4,990	54,591

		13,236,762
Construction & Materials — 2.5%
AAON, Inc.	5,823	135,210
Acuity Brands, Inc.	6,415	1,499,827
Advanced Drainage Systems, Inc.	5,190	124,716
AECOM (a)	22,178	666,005
Aegion Corp. (a)	5,610	108,329
Ameresco, Inc., Class A (a)	3,372	21,075
American DG Energy, Inc. (a)(b)	13,435	4,485
American Woodmark Corp. (a)	2,117	169,318

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	5

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Construction & Materials (continued)
AO Smith Corp.	11,094	$849,911
Apogee Enterprises, Inc.	4,223	183,743
Argan, Inc.	1,952	63,245
Armstrong World Industries, Inc. (a)	6,956	318,098
BlueLinx Holdings, Inc. (a)	22,042	11,682
Blueprint Medicines Corp. (a)	1,496	39,405
Boise Cascade Co. (a)	5,862	149,657
Builders FirstSource, Inc. (a)	9,577	106,113
Chicago Bridge & Iron Co. NV	13,699	534,124
Continental Building Products, Inc. (a)	5,608	97,916
Eagle Materials, Inc.	7,472	451,533
EMCOR Group, Inc.	8,853	425,298
Fortune Brands Home & Security, Inc.	23,444	1,301,142
Generac Holdings, Inc. (a)	9,771	290,883
Gibraltar Industries, Inc. (a)	4,813	122,443
Granite Construction, Inc.	5,591	239,910
Great Lakes Dredge & Dock Corp. (a)	9,666	38,277
Griffon Corp.	6,030	107,334
Headwaters, Inc. (a)	11,159	188,252
Hill International, Inc. (a)	7,303	28,336
Installed Building Products, Inc. (a)	2,837	70,443
Insteel Industries, Inc.	2,808	58,743
Integrated Electrical Services, Inc. (a)	2,641	29,236
Inteliquent, Inc.	4,943	87,837
KBR, Inc.	21,005	355,405
Layne Christensen Co. (a)(b)	3,913	20,582
LB Foster Co., Class A	1,479	20,203
Lennox International, Inc.	5,907	737,784
Louisiana-Pacific Corp. (a)	21,086	379,759
Masonite International Corp. (a)	4,207	257,595
MasTec, Inc. (a)	9,529	165,614
MDU Resources Group, Inc.	28,550	523,036
Mueller Water Products, Inc., Series A	23,103	198,686
MYR Group, Inc. (a)	3,403	70,136
NCI Building Systems, Inc. (a)	4,543	56,379
Nortek, Inc. (a)	1,510	65,866
Northwest Pipe Co. (a)	2,132	23,857
Omega Flex, Inc.	980	32,350
Orion Marine Group, Inc. (a)	5,034	20,992
Owens Corning	17,160	807,035
Patrick Industries, Inc. (a)	2,393	104,095
PGT, Inc. (a)	7,825	89,127
Ply Gem Holdings, Inc. (a)	3,732	46,799
Primoris Services Corp.	5,751	126,694
Quanex Building Products Corp.	5,075	105,814
Simpson Manufacturing Co., Inc.	5,779	197,353
Sterling Construction Co., Inc. (a)	3,307	20,107
Summit Materials, Inc., Class A (a)	6,285	125,951
Thermon Group Holdings, Inc. (a)	5,345	90,437
TopBuild Corp. (a)	5,711	175,727
TRC Cos., Inc. (a)	4,693	43,410
Trex Co., Inc. (a)	4,657	177,152
Tutor Perini Corp. (a)	5,464	91,467
Universal Forest Products, Inc.	2,945	201,350
US Concrete, Inc. (a)	2,197	115,694
USG Corp. (a)	13,456	326,846
Valmont Industries, Inc.	3,342	354,319
Watsco, Inc.	3,718	435,489
Watts Water Technologies, Inc., Class A	4,067	202,008

		15,287,644
Electricity — 1.4%
ALLETE, Inc.	6,636	337,308
Alliant Energy Corp.	16,563	1,034,359
Black Hills Corp.	6,351	294,877
Calpine Corp. (a)	49,082	710,217
Cleco Corp.	8,684	453,392

Common Stocks	Shares	Value
Electricity (continued)
Covanta Holding Corp.	19,675	$304,766
Dynegy, Inc. (a)	17,431	233,575
El Paso Electric Co.	6,084	234,234
Empire District Electric Co.	6,920	194,244
Great Plains Energy, Inc.	22,821	623,242
Hawaiian Electric Industries, Inc.	15,230	440,908
IDACORP, Inc.	7,193	489,124
ITC Holdings Corp.	23,310	914,917
MGE Energy, Inc.	5,145	238,728
NorthWestern Corp.	6,843	371,233
Ormat Technologies, Inc.	5,198	189,571
Portland General Electric Co.	12,830	466,627
Talen Energy Corp. (a)	9,651	60,126
TerraForm Global, Inc., Class A	3,533	19,749
TerraForm Power, Inc., Class A (a)	11,225	141,211
U.S. Geothermal, Inc. (a)	45,850	28,656
Unitil Corp.	2,550	91,494
Vivint Solar, Inc. (a)	3,153	30,143
Westar Energy, Inc.	20,853	884,376

		8,787,077
Electronic & Electrical Equipment — 2.7%
Allied Motion Technologies, Inc.	1,620	42,412
American Science & Engineering, Inc.	1,261	52,180
Anixter International, Inc. (a)	4,088	246,874
API Technologies Corp. (a)	12,042	16,618
Applied DNA Sciences, Inc. (a)	2,619	8,486
Arrow Electronics, Inc. (a)	13,770	746,059
Avnet, Inc.	19,393	830,796
AVX Corp.	6,239	75,742
AZZ, Inc.	3,802	211,277
Badger Meter, Inc.	2,244	131,476
Bel Fuse, Inc., Class B	2,157	37,295
Belden, Inc.	6,197	295,473
Benchmark Electronics, Inc. (a)	7,614	157,381
Brady Corp., Class A	6,616	152,036
Capstone Turbine Corp. (a)	3,678	5,149
Checkpoint Systems, Inc.	6,943	43,533
Cognex Corp.	12,485	421,618
Coherent, Inc. (a)	3,619	235,633
Control4 Corp. (a)	3,575	25,990
CTS Corp.	5,283	93,192
CyberOptics Corp. (a)	2,661	20,357
Daktronics, Inc.	6,043	52,695
Electro Rent Corp.	3,274	30,121
Electro Scientific Industries, Inc.	5,070	26,313
eMagin Corp. (a)	6,297	8,753
Encore Wire Corp.	3,187	118,206
Energy Focus, Inc. (a)	610	8,388
EnerNOC, Inc. (a)	4,406	16,963
EnerSys	6,375	356,554
ESCO Technologies, Inc.	3,900	140,946
Fabrinet (a)	4,815	114,693
FARO Technologies, Inc. (a)	2,690	79,409
FEI Co.	5,958	475,389
General Cable Corp.	7,405	99,449
Greatbatch, Inc. (a)	3,968	208,320
GSI Group, Inc. (a)	5,584	76,054
Houston Wire & Cable Co.	3,110	16,421
Hubbell, Inc.	7,932	801,449
II-VI, Inc. (a)	8,248	153,083
Intevac, Inc. (a)	5,485	25,834
IntriCon Corp. (a)	2,740	20,769
IPG Photonics Corp. (a)	5,438	484,852
Itron, Inc. (a)	5,713	206,696
Jabil Circuit, Inc.	27,930	650,490
Kemet Corp. (a)	8,847	20,967

See Notes to Financial Statements.

6	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Electronic & Electrical Equipment (continued)
Keysight Technologies, Inc. (a)	25,105	$711,225
Kimball Electronics, Inc. (a)	3,441	37,817
Knowles Corp. (a)	13,186	175,769
Landauer, Inc.	1,662	54,713
LightPath Technologies, Inc., Class A (a)	6,052	17,127
Littelfuse, Inc.	3,291	352,170
LSI Industries, Inc.	4,195	51,137
MA-COM Technology Solutions Holdings, Inc. (a)	2,990	122,261
Maxwell Technologies, Inc. (a)	5,619	40,120
Methode Electronics, Inc.	5,654	179,967
Mettler-Toledo International, Inc. (a)	4,063	1,377,885
Microvision, Inc. (a)	3,814	10,908
MTS Systems Corp.	2,264	143,560
NAPCO Security Technologies, Inc. (a)	4,487	26,473
National Instruments Corp.	15,074	432,473
Newport Corp. (a)	6,137	97,394
NVE Corp.	974	54,719
Orion Energy Systems, Inc. (a)	7,855	17,045
OSI Systems, Inc. (a)	2,791	247,450
Park Electrochemical Corp.	3,206	48,282
Plexus Corp. (a)	5,087	177,638
Powell Industries, Inc.	1,398	36,390
Regal-Beloit Corp.	6,332	370,549
Research Frontiers, Inc. (a)	5,552	28,926
Rofin-Sinar Technologies, Inc. (a)	4,390	117,564
Rogers Corp. (a)	2,685	138,465
Rubicon Technology, Inc. (a)	5,299	6,041
Sanmina Corp. (a)	11,339	233,357
Sensata Technologies Holding NV (a)	24,939	1,148,690
SL Industries, Inc. (a)	935	29,808
Synthesis Energy Systems, Inc. (a)	5,951	5,707
Trimble Navigation Ltd. (a)	36,826	789,918
TTM Technologies, Inc. (a)	9,582	62,379
Turtle Beach Corp. (a)(b)	6,063	12,187
Ultralife Corp. (a)	4,545	29,361
Universal Display Corp. (a)	6,278	341,774
Veeco Instruments, Inc. (a)	6,043	124,244
Vicor Corp. (a)	3,135	28,591
Vishay Intertechnology, Inc.	19,362	233,312
Vishay Precision Group, Inc. (a)	2,569	29,081
WESCO International, Inc. (a)	6,116	267,147
Zebra Technologies Corp., Class A (a)	7,748	539,648

		16,991,663
Financial Services — 4.1%
Actinium Pharmaceuticals, Inc. (a)(b)	8,447	27,284
Ally Financial, Inc. (a)	64,424	1,200,863
Artisan Partners Asset Management, Inc., Class A	5,804	209,292
Ashford, Inc. (a)	394	20,981
Associated Capital Group, Inc. (a)	805	24,553
Asta Funding, Inc. (a)	3,856	30,655
Atlanticus Holdings Corp. (a)	251	803
BBCN Bancorp, Inc.	12,023	207,036
BGC Partners, Inc., Class A	26,138	256,414
Blackhawk Network Holdings, Inc. (a)	8,375	370,259
Calamos Asset Management, Inc., Class A	3,789	36,678
Cash America International, Inc.	4,144	124,113
CBOE Holdings, Inc.	12,335	800,542
CIT Group, Inc.	25,207	1,000,718
Cohen & Steers, Inc.	3,036	92,537
Consumer Portfolio Services, Inc. (a)	1,181	6,129
Cowen Group, Inc., Class A (a)	17,299	66,255
Credit Acceptance Corp. (a)(b)	1,567	335,369
Del Taco Restaurants, Inc. (a)	665	7,082
Diamond Hill Investment Group, Inc.	522	98,658
Eaton Vance Corp.	17,521	568,206
Emergent Capital, Inc. (a)	5,857	21,612

Common Stocks	Shares	Value
Financial Service (continued)
Encore Capital Group, Inc. (a)	3,846	$111,842
Enova International, Inc. (a)	4,701	31,074
Essent Group Ltd. (a)	10,209	223,475
EverBank Financial Corp.	11,962	191,153
Evercore Partners, Inc., Class A	5,160	279,001
Ezcorp, Inc., Class A (a)	8,094	40,389
FBR & Co.	1,765	35,124
Federal Agricultural Mortgage Corp., Class C	1,734	54,742
Federated Investors, Inc., Class B	13,995	400,957
Financial Engines, Inc.	7,748	260,875
First Cash Financial Services, Inc. (a)	4,380	163,943
First Marblehead Corp. (a)	1,974	8,311
FNF Group	40,301	1,397,236
FNFV Group (a)	13,277	149,101
FXCM, Inc., Class A (a)(b)	1,155	19,323
GAMCO Investors, Inc., Class A	805	24,987
Green Dot Corp., Class A (a)	7,212	118,421
Greenhill & Co., Inc.	4,276	122,336
HealthEquity, Inc. (a)	5,106	128,007
HRG Group, Inc. (a)	18,302	248,175
Impac Mortgage Holdings, Inc. (a)(b)	313	5,634
Interactive Brokers Group, Inc., Class A	8,315	362,534
INTL. FCStone, Inc. (a)	2,537	84,888
Investment Technology Group, Inc.	5,189	88,317
Janus Capital Group, Inc.	21,344	300,737
Jason Industries, Inc. (a)	4,507	17,037
KCG Holdings, Inc., Class A (a)	8,227	101,274
Ladder Capital Corp.	7,331	91,051
Ladenburg Thalmann Financial Services, Inc. (a)	20,288	55,995
Lazard Ltd., Class A	18,928	851,949
LendingClub Corp. (a)	31,122	343,898
LendingTree, Inc. (a)	1,072	95,708
Liberty Broadband Corp., Class A (a)	3,689	190,537
Liberty Broadband Corp., Class C (a)	9,748	505,531
Liberty TripAdvisor Holdings, Inc., Series A (a)	9,896	300,245
LPL Financial Holdings, Inc. (b)	12,122	517,003
MarketAxess Holdings, Inc.	5,541	618,320
Marlin Business Services Corp.	1,640	26,338
MGIC Investment Corp. (a)	50,456	445,527
Moelis & Co., Class A	3,091	90,195
MoneyGram International, Inc. (a)	5,436	34,084
MSCI, Inc.	13,795	995,033
Nelnet, Inc., Class A	2,846	95,540
NewStar Financial, Inc. (a)	4,431	39,790
NMI Holdings, Inc., Class A (a)	7,757	52,515
NorthStar Asset Management Group, Inc.	29,889	362,853
NRG Yield, Inc., Class A	5,864	81,568
NRG Yield, Inc., Class C	9,117	134,567
Ocwen Financial Corp. (a)	16,212	112,998
Ohr Pharmaceutical, Inc. (a)	3,478	21,355
On Deck Capital, Inc. (a)	2,886	29,726
OneMain Holdings, Inc. (a)	6,952	288,786
Oppenheimer Holdings, Inc., Class A	1,705	29,633
PICO Holdings, Inc. (a)	4,035	41,641
Piper Jaffray Cos. (a)	2,366	95,586
PJT Partners, Inc. (a)	831	23,509
PRA Group, Inc. (a)	7,260	251,849
Pzena Investment Management, Inc., Class A	3,173	27,288
Radian Group, Inc.	30,769	411,997
Raymond James Financial, Inc.	18,721	1,085,256
RCS Capital Corp., Class A (a)	7,642	2,327
Resource America, Inc., Class A	4,370	26,788
Safeguard Scientifics, Inc. (a)	4,085	59,273
Santander Consumer USA Holdings, Inc. (a)	15,868	251,508
SEI Investments Co.	20,453	1,071,737
SLM Corp. (a)	63,092	411,360
Stewart Information Services Corp.	3,587	133,903

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	7

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Financial Service (continued)
Stifel Financial Corp. (a)	10,297	$436,181
Synergy Resources Corp. (a)	15,348	130,765
TD Ameritrade Holding Corp.	39,070	1,356,120
TESARO, Inc. (a)	4,426	231,568
U.S. Global Investors, Inc., Class A	4,302	5,033
Virtu Financial, Inc., Class A	479	10,845
Virtus Investment Partners, Inc.	1,102	129,441
VolitionRX Ltd. (a)	1,424	6,408
Voya Financial, Inc.	33,243	1,226,999
Waddell & Reed Financial, Inc., Class A	12,521	358,852
Walker & Dunlop, Inc. (a)	4,301	123,912
Westwood Holdings Group, Inc.	1,466	76,364
WisdomTree Investments, Inc.	17,278	270,919
WMIH Corp. (a)	4,032	10,443
World Acceptance Corp. (a)(b)	1,335	49,529

		25,203,078
Fixed Line Telecommunications — 0.2%
8x8, Inc. (a)	14,330	164,079
Cincinnati Bell, Inc. (a)	34,307	123,505
Consolidated Communications Holdings, Inc.	7,761	162,593
EarthLink Holdings Corp.	16,238	120,648
Fairpoint Communications, Inc. (a)	3,773	60,632
General Communication, Inc., Class A (a)	4,977	98,445
GTT Communications, Inc. (a)	2,137	36,457
Hawaiian Telcom Holdco, Inc. (a)	2,127	52,877
IDT Corp., Class B	2,972	34,654
inContact, Inc. (a)	10,267	97,947
Lumos Networks Corp. (a)	4,097	45,887
Straight Path Communications, Inc., Class B (a)(b)	1,752	30,029
Vonage Holdings Corp. (a)	27,920	160,261
Windstream Holdings, Inc. (b)	15,457	99,543
Zayo Group Holdings, Inc. (a)	6,452	171,559

		1,459,116
Food & Drug Retailers — 0.8%
Casey’s General Stores, Inc.	5,670	682,951
Chefs’ Warehouse, Inc. (a)	3,358	56,011
Core-Mark Holding Co., Inc.	3,394	278,104
Diplomat Pharmacy, Inc. (a)	5,266	180,203
Fresh Market, Inc. (a)	6,376	149,326
GNC Holdings, Inc., Class A	12,167	377,420
Ingles Markets, Inc., Class A	1,941	85,559
Liberator Medical Holdings, Inc.	1,806	6,032
Natural Health Trends Corp.	1,354	45,400
PetMed Express, Inc.	3,455	59,219
Rite Aid Corp. (a)	150,203	1,177,592
Smart & Final Stores, Inc. (a)	4,080	74,297
SpartanNash Co.	5,521	119,474
Sprouts Farmers Market, Inc. (a)	21,616	574,769
Supervalu, Inc. (a)	38,696	262,359
United Natural Foods, Inc. (a)	7,385	290,674
Vitamin Shoppe, Inc. (a)	4,485	146,660
Weis Markets, Inc.	1,733	76,772

		4,642,822
Food Producers — 1.8%
Alico, Inc.	610	23,601
Andersons, Inc.	3,787	119,783
B&G Foods, Inc.	8,676	303,834
Blue Buffalo Pet Products, Inc. (a)	4,931	92,259
Boulder Brands, Inc. (a)	10,013	109,943
Bunge Ltd.	20,529	1,401,720
Cal-Maine Foods, Inc. (b)	4,515	209,225
Calavo Growers, Inc.	2,423	118,727
Darling International, Inc. (a)	24,480	257,530
Dean Foods Co.	13,709	235,109
Diamond Foods, Inc. (a)	4,042	155,819

Common Stocks	Shares	Value
Food Producers (continued)
Farmer Bros Co. (a)	1,150	$37,111
Flowers Foods, Inc.	27,347	587,687
Fresh Del Monte Produce, Inc.	4,680	181,958
Golden Enterprises, Inc.	277	1,332
Griffin Industrial Realty, Inc.	1,073	27,995
Hain Celestial Group, Inc. (a)	15,237	615,422
Herbalife Ltd. (a)	9,513	510,087
HQ Sustainable Maritime Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	10,465	1,002,966
J&J Snack Foods Corp.	2,190	255,507
John B Sanfilippo & Son, Inc.	1,422	76,831
Lancaster Colony Corp.	2,801	323,404
Lifevantage Corp. (a)	3,491	33,234
Lifeway Foods, Inc. (a)	1,804	20,024
Limoneira Co. (b)	2,404	35,916
Lipocine, Inc. (a)	1,692	21,878
Mannatech, Inc. (a)	644	12,230
Medifast, Inc.	1,806	54,866
MGP Ingredients, Inc.	2,244	58,232
Nutraceutical International Corp. (a)	1,950	50,349
Nutrisystem, Inc.	4,434	95,952
Omega Protein Corp. (a)	3,642	80,852
Phibro Animal Health Corp., Class A	2,839	85,539
Pilgrim’s Pride Corp.	9,693	214,118
Pinnacle Foods, Inc.	16,234	689,296
Post Holdings, Inc. (a)	8,999	555,238
Reliv International, Inc. (a)	414	253
Rocky Mountain Chocolate Factory, Inc.	2,724	29,283
Sanderson Farms, Inc.	2,865	222,095
Seaboard Corp. (a)	38	110,000
Seneca Foods Corp., Class A (a)	1,343	38,920
Snyders-Lance, Inc.	7,570	259,651
Tootsie Roll Industries, Inc.	2,621	82,797
TreeHouse Foods, Inc. (a)	6,353	498,456
USANA Health Sciences, Inc. (a)	877	112,037
WhiteWave Foods Co. (a)	26,002	1,011,738

		11,020,804
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,737	124,616
Deltic Timber Corp.	1,749	102,964
Domtar Corp.	8,775	324,236
KapStone Paper and Packaging Corp.	12,527	282,985
Mercer International, Inc.	6,229	56,372
Neenah Paper, Inc.	2,503	156,262
PH Glatfelter Co.	6,319	116,522
Resolute Forest Products (a)	12,838	97,184
Veritiv Corp. (a)	1,388	50,273
Wausau Paper Corp.	6,311	64,562

		1,375,976
Gas, Water & Multi-Utilities — 1.7%
American States Water Co.	5,470	229,467
American Water Works Co., Inc.	25,940	1,549,915
Aqua America, Inc.	25,659	764,638
Artesian Resources Corp., Class A	2,304	63,821
Atmos Energy Corp.	14,607	920,825
Avista Corp.	8,902	314,864
Cadiz, Inc. (a)(b)	4,485	23,591
California Water Service Group	7,033	163,658
Chesapeake Utilities Corp.	2,272	128,936
Connecticut Water Service, Inc.	2,151	81,760
Delta Natural Gas Co., Inc.	2,312	48,529
Gas Natural, Inc.	4,001	29,807
Genie Energy Ltd. (a)	3,673	40,954
Laclede Group, Inc.	6,248	371,194
Middlesex Water Co.	2,966	78,718

See Notes to Financial Statements.

8	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Gas, Water & Multi-Utilities (continued)
National Fuel Gas Co.	12,399	$530,057
New Jersey Resources Corp.	12,121	399,508
Northwest Natural Gas Co.	3,904	197,581
ONE Gas, Inc.	7,517	377,128
Piedmont Natural Gas Co., Inc.	11,062	630,755
PNM Resources, Inc.	11,554	353,206
Questar Corp.	25,879	504,123
RGC Resources, Inc.	2,449	51,551
SJW Corp.	2,621	77,713
South Jersey Industries, Inc.	9,779	230,002
Southwest Gas Corp.	6,553	361,463
UGI Corp.	25,153	849,165
Vectren Corp.	12,237	519,094
WGL Holdings, Inc.	7,076	445,717

		10,337,740
General Industrials — 1.2%
Actuant Corp., Class A	8,768	210,081
AEP Industries, Inc. (a)	774	59,714
AptarGroup, Inc.	9,201	668,453
Bemis Co., Inc.	14,201	634,643
Berry Plastics Group, Inc. (a)	17,837	645,343
Carlisle Cos., Inc.	9,534	845,571
Crown Holdings, Inc. (a)	20,653	1,047,107
Global Brass & Copper Holdings, Inc.	1,617	34,442
Graphic Packaging Holding Co.	48,500	622,255
Greif, Inc., Class A	4,640	142,958
Harsco Corp.	11,862	93,473
Landec Corp. (a)	4,881	57,742
Multi-Color Corp.	2,155	128,891
Myers Industries, Inc.	3,762	50,110
Otter Tail Corp.	5,434	144,707
Packaging Corp. of America	14,307	902,056
Raven Industries, Inc.	5,522	86,143
Rexnord Corp. (a)	14,887	269,752
Silgan Holdings, Inc.	6,041	324,523
Sonoco Products Co.	14,653	598,868
TriMas Corp. (a)	6,652	124,060
UFP Technologies, Inc. (a)	1,471	35,039

		7,725,931
General Retailers — 4.4%
1-800-Flowers.com, Inc., Class A (a)	4,286	31,202
Aaron’s, Inc.	9,518	213,108
Abercrombie & Fitch Co., Class A	9,807	264,789
Aéropostale, Inc. (a)(b)	13,619	3,813
AMERCO	897	349,381
America’s Car-Mart, Inc. (a)	1,386	36,992
American Eagle Outfitters, Inc.	26,091	404,410
American Public Education, Inc. (a)	2,731	50,824
Antero Resources Corp. (a)(b)	11,613	253,163
Apollo Education Group, Inc. (a)	13,712	105,171
Asbury Automotive Group, Inc. (a)	3,856	260,049
Ascena Retail Group, Inc. (a)	25,130	247,530
Autobytel, Inc. (a)	2,014	45,436
Barnes & Noble Education, Inc. (a)	6,163	61,322
Barnes & Noble, Inc.	8,898	77,502
Beacon Roofing Supply, Inc. (a)	7,353	302,797
Big 5 Sporting Goods Corp.	2,684	26,813
Big Lots, Inc.	7,232	278,721
Blue Nile, Inc. (a)	1,962	72,849
Bon-Ton Stores, Inc. (b)	2,228	4,679
Boot Barn Holdings, Inc. (a)	777	9,549
Bridgepoint Education, Inc. (a)	2,758	20,988
Bright Horizons Family Solutions, Inc. (a)	5,172	345,490
Buckle, Inc. (b)	3,973	122,289
Build-A-Bear Workshop, Inc. (a)	2,727	33,378

Common Stocks	Shares	Value
General Retailers (continued)
Burlington Stores, Inc. (a)	11,257	$482,925
Cabela’s, Inc. (a)	7,278	340,101
Caleres, Inc.	6,284	168,537
Cambium Learning Group, Inc. (a)	4,720	22,892
Capella Education Co.	1,580	73,028
Career Education Corp. (a)	10,687	38,794
Carriage Services, Inc.	3,000	72,300
Cato Corp., Class A	3,894	143,377
CDK Global, Inc.	23,728	1,126,368
Chegg, Inc. (a)	8,886	59,803
Chemed Corp.	2,443	365,961
Chico’s FAS, Inc.	20,490	218,628
Children’s Place, Inc.	3,046	168,139
Christopher & Banks Corp. (a)	6,159	10,162
Citi Trends, Inc.	2,593	55,101
Clean Energy Fuels Corp. (a)(b)	11,329	40,784
Collectors Universe, Inc.	1,741	26,986
Conn’s, Inc. (a)(b)	3,781	88,740
Container Store Group, Inc. (a)	2,847	23,345
Copart, Inc. (a)	16,297	619,449
CST Brands, Inc.	11,043	432,223
Destination Maternity Corp.	2,770	24,154
Destination XL Group, Inc. (a)	8,559	47,246
Dick’s Sporting Goods, Inc.	13,283	469,554
Dillard’s, Inc., Class A	3,545	232,942
DSW, Inc., Class A	10,606	253,059
EVINE Live, Inc. (a)	7,906	14,073
Express, Inc. (a)	10,713	185,121
Finish Line, Inc., Class A	6,356	114,916
Five Below, Inc. (a)	8,038	258,020
Foot Locker, Inc.	20,217	1,315,925
Francesca’s Holdings Corp. (a)	6,453	112,347
Fred’s, Inc., Class A	4,994	81,752
FTD Cos., Inc. (a)	3,190	83,482
Gaiam, Inc., Class A (a)	3,595	22,433
Genesco, Inc. (a)	3,296	187,312
Grand Canyon Education, Inc. (a)	7,107	285,133
Group 1 Automotive, Inc.	3,316	251,021
GrubHub, Inc. (a)	11,684	282,753
Guess?, Inc.	9,276	175,131
Haverty Furniture Cos., Inc.	3,228	69,208
Hibbett Sports, Inc. (a)	3,484	105,356
Hillenbrand, Inc.	9,114	270,048
Houghton Mifflin Harcourt Co. (a)	16,811	366,144
HSN, Inc.	4,539	229,991
ITT Corp.	13,012	472,596
ITT Educational Services, Inc. (a)	4,668	17,412
JC Penney Co., Inc. (a)(b)	45,165	300,799
K12, Inc. (a)	4,637	40,806
KAR Auction Services, Inc.	20,346	753,412
Kirkland’s, Inc.	2,707	39,251
Lands’ End, Inc. (a)(b)	2,707	63,452
Liquidity Services, Inc. (a)	4,477	29,101
Lithia Motors, Inc., Class A	3,487	371,958
Lumber Liquidators Holdings, Inc. (a)(b)	4,057	70,430
MarineMax, Inc. (a)	4,129	76,056
Matthews International Corp., Class A	4,866	260,088
Mattress Firm Holding Corp. (a)(b)	3,155	140,808
Men’s Wearhouse, Inc.	7,130	104,668
Michaels Cos., Inc. (a)	11,423	252,563
Monro Muffler Brake, Inc.	4,709	311,830
Murphy USA, Inc. (a)	5,763	350,045
Office Depot, Inc. (a)	72,051	406,368
Outerwall, Inc. (b)	2,756	100,704
Overstock.com, Inc. (a)	2,766	33,966
Party City Holdco, Inc. (a)	760	9,812
PCM, Inc. (a)	1,516	15,054

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	9

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
General Retailers (continued)
Penske Automotive Group, Inc.	6,182	$261,746
Pep Boys-Manny Moe & Jack (a)	7,918	145,770
Perfumania Holdings, Inc. (a)	1,362	3,282
Pier 1 Imports, Inc.	12,905	65,686
PriceSmart, Inc.	2,929	243,078
Providence Service Corp. (a)	2,023	94,919
RealNetworks, Inc. (a)	5,145	21,866
Regis Corp. (a)	5,786	81,872
Rent-A-Center, Inc.	7,864	117,724
Restoration Hardware Holdings, Inc. (a)	5,536	439,835
Rollins, Inc.	13,847	358,637
Rush Enterprises, Inc., Class A (a)	5,240	114,704
Sally Beauty Holdings, Inc. (a)	22,782	635,390
Sears Holdings Corp. (a)(b)	7,621	156,688
Service Corp. International	29,146	758,379
ServiceMaster Global Holdings, Inc. (a)	19,767	775,657
Shoe Carnival, Inc.	2,381	55,239
Shutterfly, Inc. (a)	5,540	246,862
SolarCity Corp. (a)	8,832	450,609
Sonic Automotive, Inc., Class A	4,835	110,045
Sotheby’s	8,650	222,824
SP Plus Corp. (a)	2,950	70,505
Speed Commerce, Inc. (a)	21,832	1,310
Sportsman’s Warehouse Holdings, Inc. (a)	1,420	18,318
Stage Stores, Inc.	4,672	42,562
Stamps.com, Inc. (a)	2,254	247,061
Stein Mart, Inc.	4,383	29,498
Strayer Education, Inc. (a)	1,653	99,378
Tile Shop Holdings, Inc. (a)	4,824	79,114
Titan Machinery, Inc. (a)	2,671	29,194
TrueCar, Inc. (a)(b)	8,752	83,494
Tuesday Morning Corp. (a)	6,404	41,626
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,447	1,747,695
VCA, Inc. (a)	11,975	658,625
Weight Watchers International, Inc. (a)(b)	4,031	91,907
West Marine, Inc. (a)	3,086	26,200
Williams-Sonoma, Inc.	12,251	715,581
Winmark Corp.	437	40,645
Zumiez, Inc. (a)	2,839	42,926

		27,284,639
Health Care Equipment & Services — 5.4%
AAC Holdings, Inc. (a)	269	5,127
Abaxis, Inc.	3,253	181,127
ABIOMED, Inc. (a)	5,769	520,825
Acadia Healthcare Co., Inc. (a)	8,157	509,486
Accuray, Inc. (a)	12,884	86,967
AdCare Health Systems, Inc. (b)	7,324	18,237
Addus HomeCare Corp. (a)	1,286	29,938
Adeptus Health, Inc., Class A (a)	795	43,343
Air Methods Corp. (a)	5,272	221,055
Alere, Inc. (a)	12,711	496,873
Align Technology, Inc. (a)	10,895	717,436
Alliance HealthCare Services, Inc. (a)	2,209	20,279
Almost Family, Inc. (a)	1,371	52,413
Alphatec Holdings, Inc. (a)	22,800	6,842
Amedisys, Inc. (a)	4,240	166,717
American Caresource Holdings, Inc. (a)	2,753	1,132
Amsurg Corp. (a)	7,226	549,176
Analogic Corp.	1,873	154,710
AngioDynamics, Inc. (a)	4,708	57,155
Anika Therapeutics, Inc. (a)	2,272	86,700
Antares Pharma, Inc. (a)	26,095	31,575
AtriCure, Inc. (a)	4,498	100,935
Atrion Corp.	253	96,444
AxoGen, Inc. (a)	1,640	8,200
Bio-Rad Laboratories, Inc., Class A (a)	3,109	431,094

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Biolase, Inc. (a)	11,125	$9,357
BioScrip, Inc. (a)	10,652	18,641
BioTelemetry, Inc. (a)	4,630	54,078
Bovie Medical Corp. (a)	7,643	16,050
Brookdale Senior Living, Inc. (a)	27,192	501,964
Bruker Corp. (a)	16,447	399,169
CalAtlantic Group, Inc.	11,398	432,212
Cantel Medical Corp.	5,470	339,906
Capital Senior Living Corp. (a)	4,670	97,416
Cardica, Inc. (a)	35,620	5,521
Cardiovascular Systems, Inc. (a)	4,419	66,815
Centene Corp. (a)	17,537	1,154,110
Cepheid, Inc. (a)	10,748	392,624
Civitas Solutions, Inc. (a)	1,463	42,120
Cogentix Medical, Inc. (a)(b)	13,771	17,765
Community Health Systems, Inc. (a)	17,321	459,526
CONMED Corp.	3,885	171,134
Cooper Cos., Inc.	7,195	965,569
Corindus Vascular Robotics, Inc. (a)(b)	5,253	16,862
Corvel Corp. (a)	1,959	86,039
CryoLife, Inc.	4,639	50,008
Cutera, Inc. (a)	3,451	44,138
Cynosure, Inc., Class A (a)	3,689	164,788
CytoSorbents Corp. (a)	864	4,813
Derma Sciences, Inc. (a)	2,182	9,972
DexCom, Inc. (a)	11,916	975,920
Endologix, Inc. (a)	11,018	109,078
Ensign Group, Inc.	6,892	155,966
Envision Healthcare Holdings, Inc. (a)	27,381	711,085
Escalon Medical Corp. (a)	1,399	1,553
Exactech, Inc. (a)	2,338	42,435
Five Star Quality Care, Inc. (a)	7,271	23,122
Fluidigm Corp. (a)	4,592	49,640
FONAR Corp. (a)	1,417	24,457
Genesis Healthcare, Inc. (a)	5,313	18,436
GenMark Diagnostics, Inc. (a)	7,790	60,450
Glaukos Corp. (a)	260	6,419
Globus Medical, Inc., Class A (a)	10,458	290,942
Haemonetics Corp. (a)	7,760	250,182
Halyard Health, Inc. (a)	6,988	233,469
Hanger, Inc. (a)	5,635	92,696
Harvard Apparatus Regenerative Technology, Inc. (a)	3,656	7,970
Health Net, Inc. (a)	11,344	776,610
Healthcare Services Group, Inc.	10,637	370,912
HealthSouth Corp.	13,450	468,195
HealthStream, Inc. (a)	3,976	87,472
Healthways, Inc. (a)	5,011	64,492
HeartWare International, Inc. (a)	2,769	139,558
Hill-Rom Holdings, Inc.	8,276	397,745
HMS Holdings Corp. (a)	12,478	153,979
Hologic, Inc. (a)	36,249	1,402,474
Hooper Holmes, Inc. (a)	9,589	581
ICU Medical, Inc. (a)	2,177	245,522
IDEXX Laboratories, Inc. (a)	13,658	995,941
Inogen, Inc. (a)	2,088	83,708
Insulet Corp. (a)	8,659	327,397
Integra LifeSciences Holdings Corp. (a)	4,336	293,894
Intersect ENT, Inc. (a)	1,785	40,163
Invacare Corp.	4,891	85,055
Juno Therapeutics, Inc. (a)	9,817	431,654
K2M Group Holdings, Inc. (a)	1,485	29,314
Kindred Healthcare, Inc.	12,162	144,849
LDR Holding Corp. (a)	3,794	95,267
LHC Group, Inc. (a)	2,077	94,067
LifePoint Health, Inc. (a)	6,433	472,182
LivaNova PLC (a)	6,207	368,510
Magellan Health Services, Inc. (a)	3,939	242,879

See Notes to Financial Statements.

10	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Health Care Equipment & Services (continued)
Masimo Corp. (a)	6,979	$289,698
MEDNAX, Inc. (a)	13,824	990,628
Meridian Bioscience, Inc.	6,734	138,182
Merit Medical Systems, Inc. (a)	7,010	130,316
Molina Healthcare, Inc. (a)	5,992	360,299
Nanosphere, Inc. (a)	2,462	1,507
Natera, Inc. (a)	564	6,091
National Healthcare Corp.	1,480	91,316
Natus Medical, Inc. (a)	5,169	248,370
Navidea Biopharmaceuticals, Inc. (a)(b)	26,298	34,976
Neogen Corp. (a)	5,645	319,055
NeoGenomics, Inc. (a)	9,277	73,010
Nevro Corp. (a)	2,155	145,484
NuVasive, Inc. (a)	7,400	400,414
NxStage Medical, Inc. (a)	9,415	206,283
Omnicell, Inc. (a)	5,518	171,499
OraSure Technologies, Inc. (a)	9,831	63,312
Orthofix International NV (a)	3,072	120,453
Owens & Minor, Inc.	9,148	329,145
PAREXEL International Corp. (a)	7,939	540,805
Penumbra, Inc. (a)	114	6,134
Perseon Corp. (a)(b)	1,034	248
PharMerica Corp. (a)	4,613	161,455
Psychemedics Corp.	2,424	24,579
Quidel Corp. (a)	4,975	105,470
RadNet, Inc. (a)	5,911	36,530
ResMed, Inc.	20,655	1,108,967
Retractable Technologies, Inc. (a)	4,605	14,276
Rockwell Medical, Inc. (a)(b)	7,565	77,466
RTI Surgical, Inc. (a)	10,112	40,145
SeaSpine Holdings Corp. (a)	1,779	30,563
Select Medical Holdings Corp.	15,096	179,793
Sirona Dental Systems, Inc. (a)	8,309	910,417
Spark Therapeutics, Inc. (a)	1,974	89,442
Spectranetics Corp. (a)	6,991	105,284
Staar Surgical Co. (a)	5,027	35,893
STERIS PLC	12,466	939,188
Surgery Partners, Inc. (a)	1,034	21,187
Surgical Care Affiliates, Inc. (a)	3,963	157,767
SurModics, Inc. (a)	2,327	47,168
Symmetry Surgical, Inc. (a)	2,920	26,864
T2 Biosystems, Inc. (a)(b)	2,209	24,166
Tandem Diabetes Care, Inc. (a)	1,259	14,869
Team Health Holdings, Inc. (a)	10,634	466,726
Teleflex, Inc.	6,131	805,920
Triple-S Management Corp., Class B (a)	3,526	84,307
U.S. Physical Therapy, Inc.	1,955	104,944
Unilife Corp. (a)(b)	24,137	11,950
Universal American Corp.	8,418	58,926
Utah Medical Products, Inc.	860	50,344
Vascular Solutions, Inc. (a)	3,038	104,477
VWR Corp. (a)	6,184	175,069
WellCare Health Plans, Inc. (a)	6,434	503,203
West Pharmaceutical Services, Inc.	10,534	634,358
Wright Medical Group NV (a)	13,460	325,463
Zafgen, Inc. (a)	2,989	18,801
Zeltiq Aesthetics, Inc. (a)	5,066	144,533

		33,288,358
Household Goods & Home Construction — 1.7%
ACCO Brands Corp. (a)	16,442	117,231
Bassett Furniture Industries, Inc.	1,739	43,614
Beazer Homes USA, Inc. (a)	4,476	51,429
Blount International, Inc. (a)	7,135	69,994
Briggs & Stratton Corp.	6,373	110,253
Cavco Industries, Inc. (a)	1,393	116,051
Central Garden and Pet Co., Class A (a)	6,265	85,204

Common Stocks	Shares	Value
Household Goods & Home Construction (continued)
Compx International, Inc.	1,034	$11,788
Comstock Holdings Cos., Inc. (a)	1,729	2,472
Dixie Group, Inc. (a)	2,900	15,167
Edgewell Personal Care Co.	8,841	692,869
Energizer Holdings, Inc.	9,214	313,829
Ethan Allen Interiors, Inc.	3,943	109,694
Flexsteel Industries, Inc.	965	42,634
Forward Industries, Inc. (a)	2,823	4,122
Herman Miller, Inc.	8,604	246,935
HNI Corp.	6,427	231,758
Hooker Furniture Corp.	1,876	47,350
Hovnanian Enterprises, Inc., Class A (a)	21,351	38,645
Interface, Inc.	9,610	183,935
iRobot Corp. (a)	4,579	162,097
Jarden Corp. (a)	29,134	1,664,134
KB Home	13,093	161,437
Knoll, Inc.	7,374	138,631
La-Z-Boy, Inc.	7,437	181,612
LGI Homes, Inc. (a)	1,101	26,787
Libbey, Inc.	3,627	77,328
Lifetime Brands, Inc.	2,050	27,183
M/I Homes, Inc. (a)	4,013	87,965
MDC Holdings, Inc.	5,655	144,372
Meritage Homes Corp. (a)	5,485	186,435
National Presto Industries, Inc.	790	65,459
NVR, Inc. (a)	560	920,080
Oil-Dri Corp. of America	1,129	41,581
Scotts Miracle-Gro Co., Class A	6,695	431,894
Select Comfort Corp. (a)	7,541	161,453
Spectrum Brands Holdings, Inc.	4,044	411,679
Steelcase, Inc., Class A	12,921	192,523
Taylor Morrison Home Corp., Class A (a)	5,375	86,000
Tempur Sealy International, Inc. (a)	9,200	648,232
Toll Brothers, Inc. (a)	23,843	793,972
TRI Pointe Homes, Inc. (a)	22,019	278,981
Tupperware Brands Corp.	7,258	403,908
Virco Manufacturing Corp. (a)	5,315	17,699
Wayfair, Inc., Class A (a)(b)	3,640	173,337
WCI Communities, Inc. (a)	583	12,989
WD-40 Co.	2,030	200,259
William Lyon Homes, Class A (a)	3,017	49,781

		10,282,782
Industrial Engineering — 2.4%
Accuride Corp. (a)	6,798	11,285
AGCO Corp.	10,869	493,344
Alamo Group, Inc.	1,409	73,409
Albany International Corp., Class A	4,299	157,129
Altra Industrial Motion Corp.	4,066	101,975
American Railcar Industries, Inc. (b)	1,354	62,663
Astec Industries, Inc.	2,723	110,826
Babcock & Wilcox Enterprises, Inc. (a)	8,137	169,819
Broadwind Energy, Inc. (a)	4,880	10,150
Ceco Environmental Corp.	4,277	32,847
Chicago Rivet & Machine Co.	494	11,520
CIRCOR International, Inc.	2,547	107,356
CLARCOR, Inc.	7,204	357,895
Colfax Corp. (a)	14,850	346,748
Columbus McKinnon Corp.	2,933	55,434
Commercial Vehicle Group, Inc. (a)	5,294	14,611
Crane Co.	7,274	347,988
Donaldson Co., Inc.	18,133	519,692
Douglas Dynamics, Inc.	3,445	72,586
Dynamic Materials Corp.	2,800	19,572
Energy Recovery, Inc. (a)	5,232	36,990
EnPro Industries, Inc.	3,380	148,179
Federal Signal Corp.	9,098	144,203

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	11

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Industrial Engineering (continued)
Franklin Electric Co., Inc.	5,460	$147,584
FreightCar America, Inc.	1,751	34,022
GATX Corp.	6,015	255,938
Gorman-Rupp Co.	2,838	75,860
Graco, Inc.	8,356	602,217
Graham Corp.	1,902	31,992
Greenbrier Cos., Inc.	3,912	127,610
H&E Equipment Services, Inc.	4,783	83,607
Horizon Global Corp. (a)	3,297	34,190
Hurco Cos., Inc.	1,373	36,467
Hyster-Yale Materials Handling, Inc.	1,367	71,699
IDEX Corp.	11,299	865,616
John Bean Technologies Corp.	4,305	214,518
Joy Global, Inc.	13,737	173,224
Kadant, Inc.	1,829	74,276
Kennametal, Inc.	11,461	220,051
Key Technology, Inc. (a)	998	10,349
Kimball International, Inc., Class B	5,240	51,195
Lincoln Electric Holdings, Inc.	9,689	502,762
Lindsay Corp. (b)	1,728	125,107
Lydall, Inc. (a)	2,799	99,309
Manitex International, Inc. (a)(b)	2,717	16,166
Manitowoc Co., Inc.	19,950	306,233
Materion Corp.	3,097	86,716
Meritor, Inc. (a)	14,359	119,898
MFRI, Inc. (a)	1,937	12,668
Middleby Corp. (a)	8,483	915,061
Miller Industries, Inc.	2,019	43,974
MSA Safety, Inc.	4,681	203,483
Mueller Industries, Inc.	8,443	228,805
NACCO Industries, Inc., Class A	799	33,718
Navistar International Corp. (a)	9,906	87,569
NN, Inc.	4,181	66,645
Nordson Corp.	8,370	536,936
Oshkosh Corp.	10,759	420,031
Paylocity Holding Corp. (a)	2,829	114,716
Proto Labs, Inc. (a)	3,660	233,105
Spartan Motors, Inc.	7,892	24,544
SPX Corp.	5,860	54,674
SPX FLOW, Inc. (a)	5,860	163,553
Standex International Corp.	1,909	158,733
Sun Hydraulics Corp.	3,481	110,452
Tennant Co.	2,625	147,683
Terex Corp.	15,613	288,528
Timken Co.	9,970	285,042
TimkenSteel Corp.	5,808	48,671
Toro Co.	8,102	592,013
Trinity Industries, Inc.	22,496	540,354
Twin Disc, Inc.	1,831	19,262
Wabash National Corp. (a)	10,252	121,281
Wabtec Corp.	14,151	1,006,419
Woodward, Inc.	8,073	400,905

		14,631,652
Industrial Metals & Mining — 0.5%
AK Steel Holding Corp. (a)(b)	28,196	63,159
Allegheny Technologies, Inc.	15,897	178,841
Ampco-Pittsburgh Corp.	1,955	20,058
Carpenter Technology Corp.	7,069	213,979
Century Aluminum Co. (a)	7,937	35,082
Cliffs Natural Resources, Inc. (a)(b)	20,973	33,137
Commercial Metals Co.	16,716	228,842
Friedman Industries, Inc.	2,787	15,384
Handy & Harman Ltd. (a)	780	15,998
Haynes International, Inc.	2,039	74,811
Horsehead Holding Corp. (a)(b)	9,649	19,781
Kaiser Aluminum Corp.	2,591	216,763

Common Stocks	Shares	Value
Industrial Metals & Mining (continued)
McEwen Mining, Inc. (b)	43,669	$46,289
Olympic Steel, Inc.	1,597	18,493
Reliance Steel & Aluminum Co.	10,768	623,575
Steel Dynamics, Inc.	35,590	635,993
Synalloy Corp.	2,147	14,771
United States Steel Corp. (b)	21,089	168,290
Universal Stainless & Alloy Products, Inc. (a)	1,302	12,096
Uranium Energy Corp. (a)(b)	19,733	20,917
Worthington Industries, Inc.	6,908	208,207

		2,864,466
Industrial Transportation — 1.1%
Air Lease Corp.	14,293	478,530
Air Transport Services Group, Inc. (a)	8,433	85,005
Aircastle Ltd.	9,055	189,159
ArcBest Corp.	3,519	75,271
Ardmore Shipping Corp.	1,320	16,790
Atlas Air Worldwide Holdings, Inc. (a)	3,769	155,810
CAI International, Inc. (a)	2,930	29,534
Celadon Group, Inc.	4,175	41,291
Covenant Transportation Group, Inc., Class A (a)	2,275	42,975
Echo Global Logistics, Inc. (a)	4,008	81,723
Forward Air Corp.	4,502	193,631
FRP Holdings, Inc. (a)	1,209	41,033
Genco Shipping & Trading, Ltd. (a)	1,779	2,651
Genesee & Wyoming, Inc., Class A (a)	7,754	416,312
Heartland Express, Inc.	9,094	154,780
Hub Group, Inc., Class A (a)	5,287	174,207
Kirby Corp. (a)	8,071	424,696
Knight Transportation, Inc.	8,854	214,532
Landstar System, Inc.	6,252	366,680
Macquarie Infrastructure Corp.	10,882	790,033
Marten Transport Ltd.	3,567	63,136
Matson, Inc.	6,151	262,217
Old Dominion Freight Line, Inc. (a)	10,247	605,290
PAM Transportation Services, Inc. (a)	659	18,182
Patriot Transportation Holding, Inc. (a)	627	14,546
PHH Corp. (a)	7,484	121,241
Rand Logistics, Inc. (a)	5,032	8,051
Roadrunner Transportation Systems, Inc. (a)	4,706	44,378
Saia, Inc. (a)	3,715	82,659
Swift Transportation Co. (a)	13,364	184,690
TAL International Group, Inc. (a)	4,790	76,161
Teekay Corp.	6,907	68,172
Textainer Group Holdings Ltd.	3,736	52,715
Universal Truckload Services, Inc.	1,233	17,311
USA Truck, Inc. (a)	1,622	28,304
UTI Worldwide, Inc. (a)	13,785	96,909
Werner Enterprises, Inc.	6,158	144,036
Wesco Aircraft Holdings, Inc. (a)	7,931	94,934
Willis Lease Finance Corp. (a)	1,351	27,155
World Fuel Services Corp.	10,630	408,830
XPO Logistics, Inc. (a)(b)	11,979	326,428
YRC Worldwide, Inc. (a)	4,920	69,766

		6,789,754
Leisure Goods — 0.8%
Arctic Cat, Inc.	2,143	35,102
Black Diamond, Inc. (a)	4,738	20,942
Brunswick Corp.	13,523	683,047
Callaway Golf Co.	12,565	118,362
Drew Industries, Inc.	3,649	222,188
DTS, Inc. (a)	2,922	65,979
Eastman Kodak Co. (a)	2,619	32,842
Escalade, Inc.	2,070	27,428
Fitbit, Inc., Series A (a)(b)	6,858	202,928
Glu Mobile, Inc. (a)	17,785	43,218

See Notes to Financial Statements.

12	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Leisure Good (continued)
GoPro, Inc., Class A (a)(b)	11,137	$200,577
LeapFrog Enterprises, Inc. (a)	19,621	13,931
Malibu Boats, Inc. (a)	1,103	18,056
Marine Products Corp.	2,700	16,308
Nautilus, Inc. (a)	4,821	80,607
Polaris Industries, Inc.	9,046	777,504
Pool Corp.	6,307	509,479
RealD, Inc. (a)	7,446	78,555
Skullcandy, Inc. (a)	3,869	18,300
Take-Two Interactive Software, Inc. (a)	12,772	444,976
Thor Industries, Inc.	6,537	367,053
TiVo, Inc. (a)	15,413	133,014
Universal Electronics, Inc. (a)	2,235	114,767
Vista Outdoor, Inc. (a)	9,401	418,439
Winnebago Industries, Inc.	4,162	82,824

		4,726,426
Life Insurance — 0.5%
American Equity Investment Life Holding Co.	11,676	280,574
AMERISAFE, Inc.	3,104	157,994
Atlantic American Corp.	2,927	14,547
Citizens, Inc. (a)(b)	8,213	61,023
CNO Financial Group, Inc.	27,088	517,110
eHealth, Inc. (a)	2,920	29,142
Employers Holdings, Inc.	4,842	132,187
FBL Financial Group, Inc., Class A	1,432	91,132
Genworth Financial, Inc., Class A (a)	72,971	272,182
Independence Holding Co.	1,686	23,351
National Western Life Group, Inc.	341	85,911
Phoenix Cos., Inc. (a)	1,041	38,559
Primerica, Inc.	7,153	337,836
StanCorp Financial Group, Inc.	6,214	707,650
Symetra Financial Corp.	13,712	435,630

		3,184,828
Media — 4.5%
Acxiom Corp. (a)	11,802	246,898
AH Belo Corp.	3,599	17,995
AMC Networks, Inc., Class A (a)	9,120	681,082
Ascent Capital Group, Inc., Class A (a)	2,129	35,597
Avid Technology, Inc. (a)	959	6,991
Bankrate, Inc. (a)	8,691	115,590
Beasley Broadcasting Group, Inc., Class A	784	2,815
Cable One, Inc.	666	288,818
Charter Communications, Inc., Class A (a)	11,195	2,049,804
Clear Channel Outdoor Holdings, Inc., Class A (a)	5,624	31,438
ComScore, Inc. (a)	4,880	200,812
Constant Contact, Inc. (a)	4,980	145,615
Crown Media Holdings, Inc., Class A (a)	5,416	30,384
CSS Industries, Inc.	1,461	41,463
CTN Media Group, Inc. (a)	50	—
Cumulus Media, Inc., Class A (a)	25,485	8,413
Dex Media, Inc. (a)	1,243	149
DISH Network Corp., Class A (a)	32,981	1,885,854
Dolby Laboratories, Inc., Class A	7,004	235,685
DreamWorks Animation SKG, Inc., Class A (a)	10,491	270,353
Emmis Communications Corp., Class A (a)	10,615	6,794
Entercom Communications Corp., Class A (a)	4,346	48,806
Entravision Communications Corp., Class A	8,669	66,838
EW Scripps Co.	8,572	162,868
FactSet Research Systems, Inc.	6,067	986,312
Gannett Co., Inc.	16,769	273,167
Global Eagle Entertainment, Inc. (a)	7,875	77,726
Graham Holdings Co., Class B	660	320,080
Gray Television, Inc. (a)	10,007	163,114
Groupon, Inc. (a)	63,105	193,732
Harte-Hanks, Inc.	6,749	21,867

Common Stocks	Shares	Value
Media (continued)
IHS, Inc., Class A (a)	10,085	$1,194,367
John Wiley & Sons, Inc., Class A	7,267	327,233
Journal Media Group, Inc.	2,853	34,293
Lamar Advertising Co., Class A	11,989	719,100
Lee Enterprises, Inc. (a)	12,326	20,708
Liberty Global PLC, Series A (a)	37,168	1,574,436
Liberty Global PLC, Series C (a)	87,784	3,578,954
Liberty Global PLC LiLAC, Series A (a)	2,538	104,997
Liberty Global PLC LiLAC, Series C (a)	4,805	206,615
Liberty Interactive Corp., Series A (a)	67,033	1,831,342
Liberty Media Corp., Class A (a)	14,220	558,135
Liberty Media Corp., Class C (a)	29,557	1,125,531
Liberty Ventures, Series A (a)	20,640	931,070
Lions Gate Entertainment Corp.	14,068	455,662
Live Nation Entertainment, Inc. (a)	21,752	534,447
Marchex, Inc., Class B	5,246	20,407
McClatchy Co., Class A (a)	10,903	13,193
Media General, Inc. (a)	14,375	232,156
Meredith Corp.	5,493	237,572
Morningstar, Inc.	2,699	217,027
MSG Networks, Inc., Class A (a)	9,210	191,568
National CineMedia, Inc.	9,730	152,858
New Media Investment Group, Inc.	6,330	123,182
New York Times Co., Class A	18,334	246,042
Nexstar Broadcasting Group, Inc., Class A	4,695	275,596
Outfront Media, Inc.	20,371	444,699
Pandora Media, Inc. (a)	29,602	396,963
QuinStreet, Inc. (a)	7,427	31,862
Quotient Technology, Inc. (a)(b)	5,418	36,951
Remark Media, Inc. (a)(b)	1,421	7,361
RetailMeNot, Inc. (a)	5,483	54,391
Rubicon Project, Inc. (a)	1,743	28,672
Saga Communications, Inc., Class A	1,046	40,219
Scholastic Corp.	3,775	145,564
Sinclair Broadcast Group, Inc., Class A	10,372	337,505
Sirius XM Holdings, Inc. (a)	321,595	1,308,892
Sizmek, Inc. (a)	3,896	14,220
Spanish Broadcasting System, Inc., Class A (a)	1,474	4,776
SPAR Group, Inc. (a)	3,165	3,102
Starz, Class A (a)	12,237	409,939
TechTarget, Inc. (a)	3,655	29,350
TheStreet, Inc.	16,585	24,877
Time, Inc.	15,923	249,513
Tribune Media Co., Class A	11,990	405,382
Tribune Publishing Co.	3,616	33,339
TubeMogul, Inc. (a)	869	11,818
Value Line, Inc.	1,830	24,577
WebMD Health Corp. (a)	5,811	280,671
XO Group, Inc. (a)	4,167	66,922
Yelp, Inc. (a)	8,383	241,430

		28,156,546
Mining — 0.2%
Arch Coal, Inc. (a)(b)	3,242	3,199
Cloud Peak Energy, Inc. (a)	9,192	19,119
Coeur Mining, Inc. (a)	20,713	51,368
Compass Minerals International, Inc.	4,864	366,113
Fairmount Santrol Holdings, Inc. (a)	2,396	5,631
General Moly, Inc. (a)	21,436	4,287
Gold Resource Corp.	2,918	4,844
Golden Minerals Co. (a)(b)	9,302	1,860
Hecla Mining Co.	58,333	110,249
Peabody Energy Corp. (b)	2,763	21,220
Pershing Gold Corp. (a)	2,249	7,894
Royal Gold, Inc.	9,624	350,987
Solitario Exploration & Royalty Corp. (a)	15,315	7,566
Stillwater Mining Co. (a)	18,398	157,671

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	13

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Mining (continued)
SunCoke Energy, Inc.	9,743	$33,808
Timberline Resources Corp. (a)	1,250	206
U.S. Silica Holdings, Inc. (b)	7,972	149,316
Westmoreland Coal Co. (a)(b)	3,275	19,257

		1,314,595
Mobile Telecommunications — 0.8%
Atlantic Tele-Network, Inc.	1,577	123,369
Globalstar, Inc. (a)	39,879	57,426
Iridium Communications, Inc. (a)	12,372	104,049
NII Holdings, Inc. (a)	14,857	75,028
NTELOS Holdings Corp. (a)	3,146	28,754
ORBCOMM, Inc. (a)	10,768	77,960
PDV Wireless, Inc. (a)	1,832	50,380
SBA Communications Corp., Class A (a)	18,691	1,963,863
Shenandoah Telecommunications Co.	3,379	145,466
Spok Holdings, Inc.	3,740	68,517
Sprint Corp. (a)(b)	116,574	421,998
T-Mobile U.S., Inc. (a)	40,753	1,594,257
Telephone & Data Systems, Inc.	13,138	340,143
Towerstream Corp. (a)	15,223	5,783
United States Cellular Corp. (a)	1,710	69,785

		5,126,778
Nonlife Insurance — 3.8%
Alleghany Corp. (a)	2,371	1,133,172
Allied World Assurance Co. Holdings AG	13,193	490,648
Ambac Financial Group, Inc. (a)	6,380	89,894
American Financial Group, Inc.	10,459	753,885
American National Insurance Co.	1,065	108,918
AmTrust Financial Services, Inc.	5,706	351,375
Arch Capital Group Ltd. (a)	17,897	1,248,316
Argo Group International Holdings Ltd.	4,152	248,456
Arthur J Gallagher & Co.	25,663	1,050,643
Aspen Insurance Holdings Ltd.	8,824	426,199
Assured Guaranty Ltd.	20,198	533,833
Axis Capital Holdings Ltd.	13,910	782,020
Baldwin & Lyons, Inc., Class B	2,261	54,332
Brown & Brown, Inc.	17,387	558,123
CNA Financial Corp.	3,426	120,424
Donegal Group, Inc., Class A	2,337	32,905
EMC Insurance Group, Inc.	1,652	41,796
Endurance Specialty Holdings Ltd.	8,807	563,560
Enstar Group Ltd. (a)	1,736	260,469
Erie Indemnity Co., Class A	3,611	345,356
Everest Re Group Ltd.	6,231	1,140,834
Federated National Holding Co.	2,537	74,994
First Acceptance Corp. (a)	8,599	20,466
First American Financial Corp.	15,901	570,846
Global Indemnity PLC (a)	1,701	49,363
Greenlight Capital Re Ltd. (a)	5,039	94,280
Hanover Insurance Group, Inc.	6,289	511,547
HCI Group, Inc.	1,768	61,615
Heritage Insurance Holdings, Inc.	2,115	46,149
Hilltop Holdings, Inc. (a)	12,181	234,119
Horace Mann Educators Corp.	6,108	202,663
Infinity Property & Casualty Corp.	1,707	140,367
Kemper Corp.	7,077	263,618
Maiden Holdings Ltd.	8,614	128,435
Markel Corp. (a)	2,066	1,825,001
MBIA, Inc. (a)	21,248	137,687
Mercury General Corp.	3,553	165,463
National General Holdings Corp.	9,047	197,767
National Interstate Corp.	1,300	34,710
Navigators Group, Inc. (a)	1,797	154,165
Old Republic International Corp.	35,718	665,426
OneBeacon Insurance Group Ltd.	3,598	44,651

Common Stocks	Shares	Value
Nonlife Insurance (continued)
PartnerRe Ltd.	6,920	$967,001
Prism Technologies Group, Inc. (a)	1,044	1,044
ProAssurance Corp.	7,994	387,949
Reinsurance Group of America, Inc.	9,633	824,103
RenaissanceRe Holdings Ltd.	6,409	725,435
RLI Corp.	5,503	339,810
Safety Insurance Group, Inc.	2,336	131,704
Selective Insurance Group, Inc.	8,303	278,815
State Auto Financial Corp.	2,450	50,445
State National Cos., Inc.	5,202	51,032
Third Point Reinsurance Ltd. (a)	9,561	128,213
United Fire Group, Inc.	3,306	126,653
United Insurance Holdings Corp.	3,080	52,668
Universal Insurance Holdings, Inc.	4,997	115,830
Validus Holdings Ltd.	11,963	553,767
W.R. Berkley Corp.	14,497	793,711
White Mountains Insurance Group Ltd.	855	621,422
Willis Group Holdings PLC	25,978	1,261,751

		23,369,843
Oil & Gas Producers — 1.9%
Abraxas Petroleum Corp. (a)	16,317	17,296
Adams Resources & Energy, Inc.	460	17,664
Alon USA Energy, Inc.	4,552	67,552
Approach Resources, Inc. (a)(b)	5,719	10,523
Barnwell Industries, Inc. (a)	4,904	9,219
Bill Barrett Corp. (a)	7,950	31,243
Bonanza Creek Energy, Inc. (a)	6,854	36,121
C&J Energy Services Ltd. (a)	7,389	35,172
California Resources Corp.	46,267	107,802
Callon Petroleum Co. (a)	10,595	88,362
Carrizo Oil & Gas, Inc. (a)	7,248	214,396
Cheniere Energy, Inc. (a)	34,899	1,299,988
Clayton Williams Energy, Inc. (a)	984	29,097
Cobalt International Energy, Inc. (a)	50,294	271,588
Comstock Resources, Inc. (a)(b)	7,198	13,460
Concho Resources, Inc. (a)	18,686	1,735,182
Contango Oil & Gas Co. (a)	3,254	20,858
Continental Resources, Inc. (a)	12,172	279,713
CVR Energy, Inc.	2,373	93,378
Dawson Geophysical Co. (a)	5,308	18,366
Delek U.S. Holdings, Inc.	8,207	201,892
Denbury Resources, Inc.	51,927	104,892
Diamondback Energy, Inc. (a)	9,518	636,754
Eclipse Resources Corp. (a)	7,534	13,712
Emerald Oil, Inc. (a)(b)	3,264	3,688
Energen Corp.	11,607	475,771
Energy XXI Ltd. (b)	15,824	15,982
EP Energy Corp., Class A (a)(b)	5,570	24,397
Era Group, Inc. (a)	2,473	27,574
Evolution Petroleum Corp.	5,834	28,061
EXCO Resources, Inc. (a)(b)	28,887	35,820
FX Energy, Inc. (a)	6,204	7,135
Gastar Exploration, Inc. (a)	14,658	19,202
Goodrich Petroleum Corp. (a)(b)	15,201	4,043
Gulfport Energy Corp. (a)	16,151	396,830
Halcon Resources Corp. (a)(b)	12,564	15,831
Harvest Natural Resources, Inc. (a)	9,380	3,986
HollyFrontier Corp.	27,229	1,086,165
Houston American Energy Corp. (a)	5,104	893
Isramco, Inc. (a)(b)	299	26,704
Kosmos Energy Ltd. (a)	21,898	113,870
Laredo Petroleum, Inc. (a)(b)	18,495	147,775
Magellan Petroleum Corp. (a)	3,259	1,790
Matador Resources Co. (a)	11,961	236,469
Memorial Resource Development Corp. (a)	13,020	210,273
Midstates Petroleum Co., Inc. (a)	1,621	3,274

See Notes to Financial Statements.

14	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Oil & Gas Producers (continued)
Nabors Industries Ltd.	42,757	$363,862
Northern Oil and Gas, Inc. (a)(b)	8,538	32,957
Oasis Petroleum, Inc. (a)	20,468	150,849
Pacific Ethanol, Inc. (a)	3,564	17,036
Panhandle Oil and Gas, Inc.	3,171	51,243
Parsley Energy, Inc., Class A (a)	12,223	225,514
PBF Energy, Inc., Class A	13,539	498,371
PDC Energy, Inc. (a)	6,018	321,241
Penn Virginia Corp. (a)(b)	11,473	3,446
PetroQuest Energy, Inc. (a)	11,732	5,866
Pioneer Energy Services Corp. (a)	10,165	22,058
QEP Resources, Inc.	23,519	315,155
Resolute Energy Corp. (a)	26,413	22,979
Rex Energy Corp. (a)(b)	7,757	8,145
Ring Energy, Inc. (a)	4,792	33,784
RSP Permian, Inc. (a)	9,506	231,851
Sanchez Energy Corp. (a)(b)	8,884	38,290
SandRidge Energy, Inc. (a)	74,197	14,839
SemGroup Corp., Class A	6,506	187,763
SM Energy Co.	10,043	197,445
Stone Energy Corp. (a)	8,544	36,654
Syntroleum Corp. (a)	2,214	—
Targa Resources Corp.	7,212	195,157
Torchlight Energy Resources, Inc. (a)	5,009	5,059
Trecora Resources (a)	460	5,699
Triangle Petroleum Corp. (a)	11,728	9,031
Ultra Petroleum Corp. (a)	23,153	57,882
VAALCO Energy, Inc. (a)	10,701	17,122
W&T Offshore, Inc. (a)(b)	5,629	13,003
Warren Resources, Inc. (a)	25,482	5,351
Western Refining, Inc.	10,390	370,092
Whiting Petroleum Corp. (a)	30,214	285,220
WPX Energy, Inc. (a)	34,447	197,726
Zion Oil & Gas, Inc. (a)	14,230	26,468

		12,206,921
Oil Equipment, Services & Distribution — 1.2%
Archrock, Inc.	10,345	77,794
Atwood Oceanics, Inc.	8,556	87,528
Basic Energy Services, Inc. (a)(b)	7,015	18,800
Bristow Group, Inc.	5,197	134,602
CARBO Ceramics, Inc. (b)	2,969	51,067
Chart Industries, Inc. (a)	4,432	79,599
Core Laboratories NV	6,288	683,757
Dakota Plains Holdings, Inc. (a)	17,287	4,299
Dril-Quip, Inc. (a)	5,798	343,416
Exterran Corp. (a)	5,172	83,011
Flotek Industries, Inc. (a)	8,081	92,447
Forum Energy Technologies, Inc. (a)	10,079	125,584
Frank’s International NV	5,565	92,880
Geospace Technologies Corp. (a)	2,032	28,590
Glori Energy, Inc. (a)(b)	7,230	2,567
Gulf Island Fabrication, Inc.	2,513	26,286
Gulfmark Offshore, Inc., Class A (a)(b)	4,514	21,080
Helix Energy Solutions Group, Inc. (a)	14,959	78,684
Hornbeck Offshore Services, Inc. (a)	5,026	49,958
ION Geophysical Corp. (a)	21,270	10,701
Key Energy Services, Inc. (a)	21,036	10,141
Matrix Service Co. (a)	4,118	84,584
McDermott International, Inc. (a)	35,472	118,831
Mitcham Industries, Inc. (a)	4,047	12,181
MRC Global, Inc. (a)	15,474	199,615
Natural Gas Services Group, Inc. (a)	2,730	60,879
Newpark Resources, Inc. (a)	13,319	70,324
Noble Corp. PLC (b)	35,223	371,603
NOW, Inc. (a)	16,086	254,481
Oceaneering International, Inc.	14,456	542,389

Common Stocks	Shares	Value
Oil Equipment, Services & Distribution (continued)
OGE Energy Corp.	29,227	$768,378
Oil States International, Inc. (a)	7,588	206,773
Par Pacific Holdings, Inc. (a)	3,939	92,724
Parker Drilling Co. (a)	19,733	35,914
Patterson-UTI Energy, Inc.	21,569	325,261
PHI, Inc. (a)	1,452	23,827
Rowan Cos. PLC, Class A	18,179	308,134
RPC, Inc.	9,161	109,474
SEACOR Holdings, Inc. (a)	2,530	132,977
Seventy Seven Energy, Inc. (a)	11,269	11,832
Superior Energy Services, Inc.	22,046	296,960
Tesco Corp.	6,257	45,301
TETRA Technologies, Inc. (a)	12,273	92,293
Tidewater, Inc. (b)	6,879	47,878
Unit Corp. (a)	7,562	92,256
Weatherford International PLC (a)	113,886	955,504
Willbros Group, Inc. (a)	9,067	24,390

		7,387,554
Personal Goods — 1.0%
Avon Products, Inc.	62,759	254,174
Carter’s, Inc.	7,722	687,490
Cherokee, Inc. (a)	1,956	33,741
Columbia Sportswear Co.	4,038	196,893
Coty, Inc., Class A (b)	12,349	316,505
Crocs, Inc. (a)	11,409	116,828
Culp, Inc.	1,628	41,465
Deckers Outdoor Corp. (a)	4,841	228,495
Elizabeth Arden, Inc. (a)(b)	4,198	41,560
G-III Apparel Group Ltd. (a)	5,912	261,665
Helen of Troy Ltd. (a)	4,169	392,928
Iconix Brand Group, Inc. (a)	7,394	50,501
Inter Parfums, Inc.	2,513	59,860
Kate Spade & Co. (a)	19,026	338,092
Lakeland Industries, Inc. (a)	2,101	25,086
LULULEMON Athletica, Inc. (a)	16,527	867,172
Movado Group, Inc.	2,476	63,658
Nu Skin Enterprises, Inc., Class A	8,367	317,026
Orchids Paper Products Co.	1,530	47,307
Oxford Industries, Inc.	2,185	139,447
Perry Ellis International, Inc. (a)	2,072	38,166
Revlon, Inc., Class A (a)	1,899	52,868
Rocky Brands, Inc.	1,306	15,097
Sequential Brands Group, Inc. (a)	4,739	37,485
Skechers U.S.A., Inc., Class A (a)	18,924	571,694
Steven Madden Ltd. (a)	8,495	256,719
Tumi Holdings, Inc. (a)	8,676	144,282
Unifi, Inc. (a)	2,485	69,953
Vera Bradley, Inc. (a)	3,075	48,462
Vince Holding Corp. (a)	2,265	10,374
Weyco Group, Inc.	1,357	36,313
Wolverine World Wide, Inc.	15,101	252,338

		6,013,644
Pharmaceuticals & Biotechnology — 6.5%
ACADIA Pharmaceuticals, Inc. (a)	11,767	419,494
Accelerate Diagnostics, Inc. (a)	3,723	80,007
Acceleron Pharma, Inc. (a)	4,434	216,202
AcelRx Pharmaceuticals, Inc. (a)	6,998	26,942
Achillion Pharmaceuticals, Inc. (a)	17,165	185,210
Aclaris Therapeutics, Inc. (a)	273	7,355
Acorda Therapeutics, Inc. (a)	6,291	269,129
Acura Pharmaceuticals, Inc. (a)(b)	3,204	8,106
Adamas Pharmaceuticals, Inc. (a)	404	11,441
Adamis Pharmaceuticals Corp. (a)(b)	4,970	26,838
Aduro Biotech, Inc. (a)	520	14,633
Advaxis, Inc. (a)	4,185	42,101

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	15

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Aegerion Pharmaceuticals, Inc. (a)	4,608	$46,541
Aerie Pharmaceuticals, Inc. (a)	4,225	102,879
Affymetrix, Inc. (a)	11,994	121,019
Agenus, Inc. (a)	11,520	52,301
Agios Pharmaceuticals, Inc. (a)	3,858	250,461
Aimmune Therapeutics, Inc. (a)	856	15,793
Akebia Therapeutics, Inc. (a)	1,762	22,765
Akorn, Inc. (a)	12,104	451,600
Albany Molecular Research, Inc. (a)	4,097	81,325
Alder Biopharmaceuticals, Inc. (a)	3,889	128,454
Aldeyra Therapeutics, Inc. (a)	2,978	20,191
Alimera Sciences, Inc. (a)	7,469	18,075
Alkermes PLC (a)	21,918	1,739,851
Alnylam Pharmaceuticals, Inc. (a)	10,803	1,016,994
AMAG Pharmaceuticals, Inc. (a)	3,609	108,956
Amicus Therapeutics, Inc. (a)	17,896	173,591
Amphastar Pharmaceuticals, Inc. (a)	3,207	45,636
Ampio Pharmaceuticals, Inc. (a)	8,902	31,157
Anacor Pharmaceuticals, Inc. (a)	6,452	728,882
Anavex Life Sciences Corp. (a)	3,648	20,319
ANI Pharmaceuticals, Inc. (a)	1,215	54,827
Anthera Pharmaceuticals, Inc. (a)	5,522	25,622
Applied Genetic Technologies Corp. (a)	824	16,810
Apricus Biosciences, Inc. (a)(b)	12,376	12,252
Aquinox Pharmaceuticals, Inc. (a)	895	11,170
Aratana Therapeutics, Inc. (a)	4,787	26,711
Arena Pharmaceuticals, Inc. (a)	36,143	68,672
Ariad Pharmaceuticals, Inc. (a)	28,457	177,856
ArQule, Inc. (a)	14,883	32,296
Array BioPharma, Inc. (a)	20,224	85,345
Arrowhead Research Corp. (a)(b)	9,457	58,161
Assembly Biosciences, Inc. (a)	2,704	20,307
Atara Biotherapeutics, Inc. (a)	2,508	66,236
Athersys, Inc. (a)(b)	16,987	17,497
Avalanche Biotechnologies, Inc. (a)	2,724	25,932
AVEO Pharmaceuticals, Inc. (a)	13,305	16,764
Bio-Path Holdings, Inc. (a)	16,724	20,905
Bio-Techne Corp.	5,409	486,810
BioCryst Pharmaceuticals, Inc. (a)	10,728	110,713
BioDelivery Sciences International, Inc. (a)	8,009	38,363
BioMarin Pharmaceutical, Inc. (a)	23,672	2,479,879
Biospecifics Technologies Corp. (a)	240	10,313
Biota Pharmaceuticals, Inc. (a)	9,180	17,809
BioTime, Inc. (a)(b)	9,573	39,249
Bluebird Bio, Inc. (a)	5,386	345,889
Calithera Biosciences, Inc. (a)	2,540	19,456
Capricor Therapeutics, Inc. (a)	1,665	5,112
Cara Therapeutics, Inc. (a)	1,704	28,729
Carbylan Therapeutics, Inc. (a)	3,615	13,086
CASI Pharmaceuticals, Inc. (a)	7,740	7,430
Catalent, Inc. (a)	14,925	373,573
Catalyst Pharmaceutical, Inc. (a)	12,442	30,483
CEL-SCI Corp. (a)	21,543	7,971
Celladon Corp. (a)(b)	4,574	6,724
Celldex Therapeutics, Inc. (a)	14,541	228,003
Cellular Biomedicine Group, Inc. (a)(b)	1,597	34,320
Cempra, Inc. (a)(b)	5,433	169,129
Cerus Corp. (a)(b)	15,994	101,082
Charles River Laboratories International, Inc. (a)	6,794	546,170
Chiasma, Inc. (a)	321	6,282
Chimerix, Inc. (a)	6,230	55,759
Cleveland BioLabs, Inc. (a)	2,800	9,772
Clovis Oncology, Inc. (a)	4,926	172,410
Coherus Biosciences, Inc. (a)	1,824	41,879
Collegium Pharmaceutical, Inc. (a)	501	13,778
Concert Pharmaceuticals, Inc. (a)	2,663	50,517
ContraVir Pharmaceuticals, Inc. (a)(b)	5,453	8,398

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Corbus Pharmaceuticals Holdings, Inc. (a)	6,152	$10,151
Corcept Therapeutics, Inc. (a)	12,029	59,904
CorMedix, Inc. (a)(b)	7,588	15,404
CTI BioPharma Corp. (a)	26,414	32,489
Cumberland Pharmaceuticals, Inc. (a)	4,500	23,670
Curis, Inc. (a)	19,155	55,741
Cytokinetics, Inc. (a)	6,535	68,356
CytomX Therapeutics, Inc. (a)	374	7,805
Cytori Therapeutics, Inc. (a)	38,917	7,239
CytRx Corp. (a)	9,758	25,859
Depomed, Inc. (a)	9,157	166,016
Dermira, Inc. (a)	2,843	98,396
Dicerna Pharmaceuticals, Inc. (a)	2,670	31,693
Discovery Laboratories, Inc. (a)	39,288	8,404
Durect Corp. (a)	19,556	43,219
Dyax Corp. (a)	21,860	822,373
Dynavax Technologies Corp. (a)	5,042	121,815
Eagle Pharmaceuticals, Inc. (a)	1,453	128,838
Edge Therapeutics, Inc. (a)	477	5,963
Egalet Corp. (a)	613	6,755
Emergent Biosolutions, Inc. (a)	4,498	179,965
Enanta Pharmaceuticals, Inc. (a)	2,059	67,988
Endocyte, Inc. (a)	7,477	29,983
Enzo Biochem, Inc. (a)	8,028	36,126
Epizyme, Inc. (a)	3,520	56,390
Esperion Therapeutics, Inc. (a)	2,194	48,838
Exact Sciences Corp. (a)	14,395	132,866
Exelixis, Inc. (a)	30,516	172,110
Fate Therapeutics, Inc. (a)	4,030	13,581
Fibrocell Science, Inc. (a)	4,586	20,866
FibroGen, Inc. (a)	7,203	219,475
Five Prime Therapeutics, Inc. (a)	3,699	153,508
Flex Pharma, Inc. (a)	493	6,138
Flexion Therapeutics, Inc. (a)	1,752	33,761
Fortress Biotech, Inc. (a)(b)	6,807	18,992
Foundation Medicine, Inc. (a)	2,028	42,710
Galena Biopharma, Inc. (a)(b)	27,712	40,737
Galmed Pharmaceuticals Ltd. (a)	2,061	15,684
Genocea Biosciences, Inc. (a)	3,917	20,643
Genomic Health, Inc. (a)	2,857	100,566
GenVec, Inc. (a)	8,267	15,211
Geron Corp. (a)	25,126	121,610
Global Blood Therapeutics, Inc. (a)	296	9,570
GTx, Inc. (a)	17,845	12,492
Halozyme Therapeutics, Inc. (a)	16,253	281,664
Harvard Bioscience, Inc. (a)	6,840	23,735
Heat Biologics, Inc. (a)(b)	2,991	7,298
Hemispherx Biopharma, Inc. (a)	68,726	5,532
Heron Therapeutics, Inc. (a)	4,649	124,128
Histogenics Corp. (a)(b)	1,354	4,739
Horizon Pharma PLC (a)	21,184	459,057
iBio, Inc. (a)	21,015	11,768
Idera Pharmaceuticals, Inc. (a)(b)	15,546	48,037
Ignyta, Inc. (a)	3,804	50,974
Immune Design Corp. (a)	1,494	30,000
ImmunoGen, Inc. (a)	12,865	174,578
Immunomedics, Inc. (a)	17,696	54,327
Impax Laboratories, Inc. (a)	9,869	421,998
INC Research Holdings, Inc., Class A (a)	4,058	196,854
Incyte Corp. (a)	24,560	2,663,532
Infinity Pharmaceuticals, Inc. (a)	7,013	55,052
Inotek Pharmaceuticals Corp. (a)	1,292	14,638
Inovio Pharmaceuticals, Inc. (a)(b)	10,866	73,020
Insmed, Inc. (a)	9,141	165,909
Insys Therapeutics, Inc. (a)	3,557	101,837
Intercept Pharmaceuticals, Inc. (a)	2,543	379,797
Intrexon Corp. (a)(b)	7,312	220,457

See Notes to Financial Statements.

16	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Invitae Corp. (a)(b)	1,860	$15,271
InVivo Therapeutics Holdings Corp. (a)	1,129	8,129
Ionis Pharmaceuticals, inc. (a)	17,683	1,095,108
Ironwood Pharmaceuticals, Inc. (a)	19,090	221,253
IsoRay, Inc. (a)(b)	15,938	14,942
Jazz Pharmaceuticals PLC (a)	9,039	1,270,522
Juniper Pharmaceuticals, Inc. (a)	2,517	25,925
Karyopharm Therapeutics, Inc. (a)	3,090	40,943
KemPharm, Inc. (a)	384	7,626
Keryx Biopharmaceuticals, Inc. (a)(b)	16,183	81,724
Kite Pharma, Inc. (a)	5,799	357,334
La Jolla Pharmaceutical Co. (a)	2,049	55,323
Lannett Co., Inc. (a)	4,175	167,501
Lexicon Pharmaceuticals, Inc. (a)	6,848	91,147
Ligand Pharmaceuticals, Inc., Class B (a)	2,712	294,035
Lion Biotechnologies, Inc. (a)	7,492	57,838
Loxo Oncology, Inc. (a)	1,133	32,234
Luminex Corp. (a)	5,868	125,517
MacroGenics, Inc. (a)	4,547	140,821
MannKind Corp. (a)(b)	39,844	57,774
Mast Therapeutics, Inc. (a)	15,428	6,484
Medgenics, Inc. (a)	4,609	27,746
Medicines Co. (a)	9,988	372,952
MediciNova, Inc. (a)	1,864	6,617
Medivation, Inc. (a)	23,465	1,134,298
MEI Pharma, Inc. (a)	8,459	13,534
Merrimack Pharmaceuticals, Inc. (a)	15,780	124,662
MiMedx Group, Inc. (a)	15,260	142,986
Minerva Neurosciences, Inc. (a)	1,890	11,472
Mirati Therapeutics, Inc. (a)	1,760	55,616
Momenta Pharmaceuticals, Inc. (a)	9,395	139,422
Myriad Genetics, Inc. (a)	10,099	435,873
NanoString Technologies, Inc. (a)	449	6,605
NantKwest, Inc. (a)	344	5,962
Nektar Therapeutics (a)	20,082	338,382
Neothetics, Inc. (a)	1,616	2,246
Neuralstem, Inc. (a)(b)	17,361	17,882
Neurocrine Biosciences, Inc. (a)	11,665	659,889
NewLink Genetics Corp. (a)	3,137	114,155
Northwest Biotherapeutics, Inc. (a)(b)	7,566	24,211
Novavax, Inc. (a)	39,656	332,714
Omeros Corp. (a)	5,409	85,084
OncoMed Pharmaceuticals, Inc. (a)	2,147	48,393
Oncothyreon, Inc. (a)	15,224	33,797
Ophthotech Corp. (a)	4,138	324,957
OPKO Health, Inc. (a)(b)	47,499	477,365
Orexigen Therapeutics, Inc. (a)	18,080	31,098
Organovo Holdings, Inc. (a)	12,913	32,153
Osiris Therapeutics, Inc.	2,766	28,711
Otonomy, Inc. (a)	2,684	74,481
OvaScience, Inc. (a)(b)	3,839	37,507
Pacific Biosciences of California, Inc. (a)	9,227	121,151
Pacira Pharmaceuticals, Inc. (a)	5,481	420,886
Pain Therapeutics, Inc. (a)	8,736	15,288
Palatin Technologies, Inc. (a)	23,498	15,603
Paratek Pharmaceuticals, Inc. (a)	841	15,954
PDL BioPharma, Inc.	23,556	83,388
Peregrine Pharmaceuticals, Inc. (a)	35,720	41,792
Pernix Therapeutics Holdings (a)	7,631	22,511
Pfenex, Inc. (a)	2,551	31,581
PharmAthene, Inc. (a)	14,512	27,573
Portola Pharmaceuticals, Inc. (a)	7,809	401,773
Pozen, Inc. (a)	4,693	32,053
PRA Health Sciences, Inc. (a)	3,027	137,032
Prestige Brands Holdings, Inc. (a)	7,922	407,825
Progenics Pharmaceuticals, Inc. (a)	10,933	67,019
Proteon Therapeutics, Inc. (a)	1,374	21,311

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Prothena Corp. PLC (a)	4,746	$323,250
Provectus Biopharmaceuticals, Inc. (a)	14,312	5,582
pSivida Corp. (a)	6,822	32,882
PTC Therapeutics, Inc. (a)	4,711	152,636
Puma Biotechnology, Inc. (a)	3,236	253,702
Quintiles Transnational Holdings, Inc. (a)	14,156	971,951
Radius Health, Inc. (a)	5,022	309,054
Raptor Pharmaceutical Corp. (a)	13,164	68,453
Recro Pharma, Inc. (a)	1,103	9,927
REGENXBIO, Inc. (a)	450	7,470
Regulus Therapeutics, Inc. (a)	4,368	38,089
Relypsa, Inc. (a)	4,515	127,955
Rennova Health, Inc. (a)	782	1,064
Repligen Corp. (a)	5,025	142,157
Repros Therapeutics, Inc. (a)	4,528	5,479
Retrophin, Inc. (a)	4,674	90,161
Revance Therapeutics, Inc. (a)	2,714	92,710
Rexahn Pharmaceuticals, Inc. (a)	44,878	16,291
Rigel Pharmaceuticals, Inc. (a)	16,778	50,837
Sage Therapeutics, Inc. (a)	1,577	91,939
Sagent Pharmaceuticals, Inc. (a)	3,816	60,713
Sangamo Biosciences, Inc. (a)	10,912	99,627
Sarepta Therapeutics, Inc. (a)	5,742	221,526
SciClone Pharmaceuticals, Inc. (a)	8,444	77,685
Seattle Genetics, Inc. (a)	15,551	697,929
Sequenom, Inc. (a)	22,329	36,620
Seres Therapeutics, Inc. (a)(b)	684	24,002
Sorrento Therapeutics, Inc. (a)	3,786	32,976
Spectrum Pharmaceuticals, Inc. (a)	9,945	59,968
StemCells, Inc. (a)	26,556	11,061
Stemline Therapeutics, Inc. (a)	3,075	19,403
Sucampo Pharmaceuticals, Inc., Class A (a)	3,182	55,017
Sunesis Pharmaceuticals, Inc. (a)	14,059	12,618
Supernus Pharmaceuticals, Inc. (a)	5,391	72,455
Synergy Pharmaceuticals, Inc. (a)	14,106	79,981
Synta Pharmaceuticals Corp. (a)	19,557	6,884
Synthetic Biologics, Inc. (a)	13,497	30,908
Teligent, Inc. (a)	6,994	62,247
Tenax Therapeutics, Inc. (a)	1,873	6,143
Tetraphase Pharmaceuticals, Inc. (a)	6,125	61,434
TG Therapeutics, Inc. (a)	6,103	72,809
TherapeuticsMD, Inc. (a)	21,220	220,051
Theravance Biopharma, Inc. (a)(b)	3,971	65,085
Theravance, Inc.	12,381	130,496
Threshold Pharmaceuticals, Inc. (a)	10,962	5,261
Titan Pharmaceuticals, Inc. (a)	1,364	6,056
Tokai Pharmaceuticals, Inc. (a)(b)	1,487	12,967
Tonix Pharmaceuticals Holding Corp. (a)	1,554	11,919
Tracon Pharmaceuticals, Inc. (a)	1,428	13,195
Trevena, Inc. (a)	5,222	54,831
Trovagene, Inc. (a)(b)	5,524	29,830
Trubion Pharmaceuticals, Inc.	3,113	—
Ultragenyx Pharmaceutical, Inc. (a)	5,133	575,820
United Therapeutics Corp. (a)	6,678	1,045,842
Vanda Pharmaceuticals, Inc. (a)	6,494	60,459
Verastem, Inc. (a)	5,333	9,919
Versartis, Inc. (a)	3,367	41,717
Vical, Inc. (a)	29,769	12,205
Vitae Pharmaceuticals, Inc. (a)	2,075	37,558
Vital Therapies, Inc. (a)(b)	3,761	43,327
Vivus, Inc. (a)(b)	17,507	17,857
Voyager Therapeutics, Inc. (a)	286	6,263
WaVe Life Sciences Pte Ltd. (a)	438	6,986
Xencor Inc. (a)	5,212	76,199
XenoPort, Inc. (a)	9,305	51,084
XOMA Corp. (a)(b)	21,795	28,987
ZIOPHARM Oncology, Inc. (a)(b)	18,936	157,358

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	17

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Pharmaceuticals & Biotechnology (continued)
Zogenix, Inc. (a)	2,100	$30,954

		40,076,312
Real Estate Investment & Services — 1.5%
AG Mortgage Investment Trust, Inc.	5,690	73,060
Alexander & Baldwin, Inc.	6,845	241,697
Altisource Portfolio Solutions SA (a)	1,818	50,558
American Realty Investors, Inc. (a)	1,631	8,987
American Residential Properties, Inc.	6,129	115,838
AV Homes, Inc. (a)	2,544	32,589
BBX Capital Corp., Class A (a)	993	15,540
Black Knight Financial Services, Inc., Class A (a)	1,412	46,681
CareTrust REIT, Inc.	8,513	93,217
Chimera Investment Corp.	28,664	390,977
Columbia Property Trust, Inc.	17,562	412,356
Communications Sales & Leasing, Inc. (a)	18,455	344,924
Consolidated-Tomoka Land Co.	1,260	66,415
Dynex Capital, Inc.	8,841	56,140
Forest City Enterprises, Inc., Class A (a)	31,031	680,510
Forestar Group, Inc. (a)	5,654	61,855
Gaming and Leisure Properties, Inc.	14,345	398,791
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,400	102,168
HFF, Inc., Class A	5,216	162,061
Howard Hughes Corp. (a)	5,306	600,427
InfraREIT, Inc.	3,898	72,113
Jones Lang LaSalle, Inc.	6,634	1,060,511
Kennedy-Wilson Holdings, Inc.	12,446	299,700
Marcus & Millichap, Inc. (a)	1,008	29,373
Maui Land & Pineapple Co., Inc. (a)	5,106	27,879
Monogram Residential Trust, Inc.	26,236	256,063
Nationstar Mortgage Holdings, Inc. (a)	5,990	80,086
Paramount Group, Inc.	25,617	463,668
QTS Realty Trust, Inc., Class A	5,483	247,338
RE/MAX Holdings, Inc., Class A	2,316	86,387
Realogy Holdings Corp. (a)	21,742	797,279
Reis, Inc.	1,837	43,592
Rexford Industrial Realty, Inc.	9,563	156,451
Select Income REIT	9,326	184,841
St. Joe Co. (a)	10,898	201,722
STORE Capital Corp.	7,726	179,243
Tejon Ranch Co. (a)	2,659	50,920
Xenia Hotels & Resorts, Inc.	16,431	251,887
Zillow Group, Inc., Class A (a)(b)	6,601	171,890
Zillow Group, Inc., Class C (a)(b)	15,637	367,157

		8,982,891
Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	10,118	335,412
Agree Realty Corp.	3,375	114,716
Alexander’s, Inc.	532	204,347
Alexandria Real Estate Equities, Inc.	10,521	950,678
Altisource Residential Corp.	9,073	112,596
American Assets Trust, Inc.	5,207	199,688
American Campus Communities, Inc.	16,572	685,086
American Capital Agency Corp.	49,747	862,613
American Capital Mortgage Investment Corp.	8,007	111,778
American Homes 4 Rent, Class A	24,149	402,322
Annaly Capital Management, Inc.	137,577	1,290,472
Anworth Mortgage Asset Corp.	16,369	71,205
Apollo Commercial Real Estate Finance, Inc.	10,045	173,075
Apollo Residential Mortgage, Inc.	6,308	75,381
Apple Hospitality REIT, Inc. (b)	24,383	486,929
Arbor Realty Trust, Inc.	9,585	68,533
Arlington Asset Investment Corp.	1,883	24,912
ARMOUR Residential REIT, Inc.	7,113	154,779
Ashford Hospitality Prime, Inc.	4,229	61,321
Ashford Hospitality Trust, Inc.	13,385	84,459

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
BioMed Realty Trust, Inc.	29,687	$703,285
Blackstone Mortgage Trust, Inc., Class A	13,669	365,782
Bluerock Residential Growth REIT, Inc.	5,543	65,685
Brandywine Realty Trust	26,057	355,939
Brixmor Property Group, Inc.	24,825	640,981
BRT Realty Trust (a)	3,601	22,830
Camden Property Trust	12,632	969,632
Campus Crest Communities, Inc. (a)	12,062	82,022
Capstead Mortgage Corp.	13,401	117,125
Care Capital Properties, Inc.	12,275	375,247
CBL & Associates Properties, Inc.	21,754	269,097
Cedar Realty Trust, Inc.	12,109	85,732
Chatham Lodging Trust	6,442	131,932
Chesapeake Lodging Trust	8,980	225,937
CIM Commercial Trust Corp. (b)	2,792	44,309
Colony Capital, Inc., Class A	16,809	327,439
Colony Starwood Homes	6,388	144,624
Condor Hospitality Trust, Inc. (a)	985	1,231
Coresite Realty Corp.	3,910	221,775
Corporate Office Properties Trust	13,663	298,263
Cousins Properties, Inc.	30,507	287,681
CubeSmart	24,240	742,229
CyrusOne, Inc.	9,698	363,190
CYS Investments, Inc.	22,334	159,241
DCT Industrial Trust, Inc.	12,716	475,197
DDR Corp.	44,634	751,637
DiamondRock Hospitality Co.	28,628	276,260
Digital Realty Trust, Inc.	19,810	1,498,032
Douglas Emmett, Inc.	20,380	635,448
Duke Realty Corp.	50,761	1,066,996
DuPont Fabros Technology, Inc.	9,637	306,360
EastGroup Properties, Inc.	4,658	259,031
Education Realty Trust, Inc.	7,711	292,093
Empire State Realty Trust, Inc., Class A	17,160	310,081
EPR Properties	8,545	499,455
Equity Commonwealth (a)	18,933	525,012
Equity Lifestyle Properties, Inc.	11,946	796,440
Equity One, Inc.	10,011	271,799
Extra Space Storage, Inc.	18,046	1,591,838
Federal Realty Investment Trust	10,088	1,473,857
FelCor Lodging Trust, Inc.	19,873	145,073
First Industrial Realty Trust, Inc.	16,146	357,311
First Potomac Realty Trust	9,864	112,450
Franklin Street Properties Corp.	13,397	138,659
Geo Group, Inc.	10,865	314,107
Getty Realty Corp.	4,945	84,807
Gladstone Commercial Corp.	5,696	83,105
Global Net Lease, Inc.	24,902	197,971
Government Properties Income Trust	8,160	129,499
Gramercy Property Trust	64,138	495,145
Hatteras Financial Corp.	12,951	170,306
Healthcare Realty Trust, Inc.	14,353	406,477
Healthcare Trust of America, Inc., Class A	18,578	501,049
Hersha Hospitality Trust	7,268	158,152
Highwoods Properties, Inc.	13,280	579,008
Hospitality Properties Trust	22,162	579,536
Hudson Pacific Properties, Inc.	11,048	310,891
Independence Realty Trust, Inc.	7,288	54,733
Inland Real Estate Corp.	13,981	148,478
Invesco Mortgage Capital, Inc.	17,973	222,685
Investors Real Estate Trust	19,805	137,645
iStar, Inc. (a)	13,163	154,402
Kilroy Realty Corp.	13,558	857,950
Kite Realty Group Trust	12,411	321,817
LaSalle Hotel Properties	16,094	404,925
Lexington Realty Trust	31,494	251,952
Liberty Property Trust	21,777	676,176

See Notes to Financial Statements.

18	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
LTC Properties, Inc.	5,446	$234,940
Mack-Cali Realty Corp.	12,534	292,669
Medical Properties Trust, Inc.	34,243	394,137
MFA Financial, Inc.	50,126	330,832
Mid-America Apartment Communities, Inc.	11,069	1,005,176
Monmouth Real Estate Investment Corp., Class A	10,718	112,110
National Health Investors, Inc.	5,116	311,411
National Retail Properties, Inc.	19,787	792,469
National Storage Affiliates Trust	1,422	24,359
New Residential Investment Corp.	34,896	424,335
New Senior Investment Group, Inc.	13,583	133,928
New York Mortgage Trust, Inc.	18,994	101,238
New York REIT, Inc.	25,678	295,297
Newcastle Investment Corp.	11,272	45,990
NorthStar Realty Europe Corp.	8,627	101,885
NorthStar Realty Finance Corp.	25,883	440,787
Omega Healthcare Investors, Inc.	23,866	834,833
One Liberty Properties, Inc.	3,476	74,595
Parkway Properties, Inc.	12,106	189,217
Pebblebrook Hotel Trust	10,510	294,490
Pennsylvania Real Estate Investment Trust	10,348	226,311
PennyMac Mortgage Investment Trust (c)	10,450	159,467
Physicians Realty Trust	12,410	209,233
Piedmont Office Realty Trust, Inc., Class A	21,034	397,122
Post Properties, Inc.	7,773	459,851
Potlatch Corp.	6,073	183,648
Preferred Apartment Communities, Inc.	507	6,632
PS Business Parks, Inc.	2,790	243,930
RAIT Financial Trust	12,466	33,658
Ramco-Gershenson Properties Trust	12,330	204,801
Rayonier, Inc.	18,797	417,293
Redwood Trust, Inc.	12,292	162,254
Regency Centers Corp.	13,718	934,470
Resource Capital Corp.	5,570	71,073
Retail Opportunity Investments Corp.	14,615	261,609
Retail Properties of America, Inc., Class A	35,413	523,050
RLJ Lodging Trust	18,720	404,914
RMR Group, Inc. (a)	1,008	14,525
Rouse Properties, Inc.	6,090	88,670
Sabra Health Care REIT, Inc.	9,890	200,075
Saul Centers, Inc.	2,059	105,565
Senior Housing Properties Trust	35,010	519,548
Seritage Growth Properties (b)	2,843	114,345
Silver Bay Realty Trust Corp.	6,204	97,155
Sovran Self Storage, Inc.	5,171	554,900
Spirit Realty Capital, Inc.	66,136	662,683
STAG Industrial, Inc.	10,717	197,729
Starwood Property Trust, Inc.	34,993	719,456
Summit Hotel Properties, Inc.	12,562	150,116
Sun Communities, Inc.	7,729	529,668
Sunstone Hotel Investors, Inc.	30,429	380,058
Tanger Factory Outlet Centers, Inc.	13,947	456,067
Taubman Centers, Inc.	9,078	696,464
Terreno Realty Corp.	7,115	160,941
Tier REIT, Inc.	7,404	109,209
Two Harbors Investment Corp.	54,500	441,450
UDR, Inc.	38,365	1,441,373
UMH Properties, Inc.	6,889	69,717
United Development Funding IV (b)	6,320	69,520
Universal Health Realty Income Trust	1,725	86,267
Urban Edge Properties	12,647	296,572
Urstadt Biddle Properties, Inc., Class A	3,630	69,841
VEREIT, Inc.	134,323	1,063,838
Walter Investment Management Corp. (a)(b)	5,793	82,376
Washington Real Estate Investment Trust	9,975	269,924
Weingarten Realty Investors	16,645	575,584
Western Asset Mortgage Capital Corp.	7,954	81,290

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
WP Carey, Inc.	14,356	$847,004
WP Glimcher, Inc.	27,493	291,701

		55,273,000
Software & Computer Services — 7.3%
2U, Inc. (a)	4,418	123,616
A10 Networks, Inc. (a)	2,816	18,473
ACI Worldwide, Inc. (a)	17,713	379,058
Actua Corp. (a)	6,343	72,627
Allscripts Healthcare Solutions, Inc. (a)	28,232	434,208
American Software, Inc., Class A	5,062	51,531
Angie’s List, Inc. (a)	7,272	67,993
ANSYS, Inc. (a)	13,241	1,224,792
Arista Networks, Inc. (a)	5,223	406,558
Aspen Technology, Inc. (a)	12,618	476,456
Athenahealth, Inc. (a)	5,749	925,417
Authentidate Holding Corp. (a)	13,517	9,597
Barracuda Networks, Inc. (a)	3,575	66,781
Benefitfocus, Inc. (a)	1,191	43,340
Blackbaud, Inc.	6,883	453,314
Blucora, Inc. (a)	6,758	66,228
Boingo Wireless, Inc. (a)	1,516	10,036
Bottomline Technologies, Inc. (a)	6,070	180,461
Box, Inc., Class A (a)	3,535	49,349
Brightcove, Inc. (a)	5,883	36,475
BroadSoft, Inc. (a)	4,650	164,424
CACI International, Inc., Class A (a)	3,542	328,627
Cadence Design Systems, Inc. (a)	43,340	901,905
Calix, Inc. (a)	7,426	58,443
Callidus Software, Inc. (a)	9,011	167,334
Castlight Health, Inc. (a)	2,164	9,240
CDW Corp.	20,874	877,543
ChannelAdvisor Corp. (a)	3,748	51,910
Ciber, Inc. (a)	11,476	40,281
Cogent Communications Holdings, Inc.	6,326	219,449
CommVault Systems, Inc. (a)	6,399	251,801
Computer Programs & Systems, Inc.	1,686	83,879
Computer Sciences Corp.	20,270	662,424
Computer Task Group, Inc.	2,432	16,100
Cornerstone OnDemand, Inc. (a)	7,517	259,562
Covisint Corp. (a)	8,788	21,970
CSG Systems International, Inc.	4,927	177,273
Cvent, Inc. (a)	3,881	135,486
Datalink Corp. (a)	3,557	24,188
Demandware, Inc. (a)	5,110	275,787
Determine, Inc. (a)	2,985	7,731
DeVry Education Group, Inc.	7,969	201,695
Digimarc Corp. (a)	1,549	56,554
DST Systems, Inc.	4,853	553,533
Ebix, Inc.	3,961	129,881
eGain Corp. (a)	1,227	5,264
Ellie Mae, Inc. (a)	4,520	272,240
Endurance International Group Holdings, Inc. (a)	9,536	104,228
Envestnet, Inc. (a)	5,451	162,712
EPAM Systems, Inc. (a)	6,180	485,872
EPIQ Systems, Inc.	5,356	70,003
Evolving Systems, Inc.	2,275	12,513
Fair Isaac Corp.	4,603	433,511
FalconStor Software, Inc. (a)	12,659	23,799
FireEye, Inc. (a)	21,090	437,407
Five9, Inc. (a)	1,265	11,006
Forrester Research, Inc.	1,630	46,422
Fortinet, Inc. (a)	21,569	672,306
Gartner, Inc. (a)	12,294	1,115,066
Gigamon, Inc. (a)	4,348	115,526
GoDaddy, Inc., Class A (a)	2,063	66,140
Gogo, Inc. (a)(b)	7,304	130,011

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	19

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Software & Computer Services (continued)
GSE Systems, Inc. (a)	5,963	$14,311
Guidance Software, Inc. (a)	4,351	26,193
Guidewire Software, Inc. (a)	10,574	636,132
Hackett Group, Inc.	4,211	67,671
Hortonworks, Inc. (a)	2,556	55,976
HubSpot, Inc. (a)	929	52,312
IAC/InterActiveCorp	11,345	681,267
Immersion Corp. (a)	5,072	59,140
IMS Health Holdings, Inc. (a)	21,740	553,718
Infoblox, Inc. (a)	8,169	150,228
Innodata, Inc. (a)	6,741	19,212
Interactive Intelligence Group, Inc. (a)	2,898	91,055
Internap Corp. (a)	9,211	58,950
IntraLinks Holdings, Inc. (a)	6,886	62,456
j2 Global, Inc.	6,782	558,294
Jive Software, Inc. (a)	1,311	5,349
KEYW Holding Corp. (a)	6,373	38,365
Leidos Holdings, Inc.	9,220	518,717
Limelight Networks, Inc. (a)	11,498	16,787
LivePerson, Inc. (a)	8,346	56,336
LogMeIn, Inc. (a)	3,829	256,926
LookSmart Group, Inc. (a)	6,321	—
Manhattan Associates, Inc. (a)	10,859	718,540
Marketo, Inc. (a)	5,810	166,805
Mastech Holdings, Inc. (a)	1,020	7,456
MedAssets, Inc. (a)	8,899	275,335
Medidata Solutions, Inc. (a)	8,309	409,551
MeetMe, Inc. (a)	2,854	10,217
Mentor Graphics Corp.	14,365	264,603
MicroStrategy, Inc., Class A (a)	1,413	253,337
MobileIron, Inc. (a)	1,565	5,650
Model N, Inc. (a)	749	8,359
Monotype Imaging Holdings, Inc.	6,127	144,842
Netscout Systems, Inc. (a)	14,675	450,522
NetSuite, Inc. (a)	5,625	475,987
New Relic, Inc. (a)	2,948	107,396
NIC, Inc.	9,058	178,261
Nuance Communications, Inc. (a)	36,840	732,748
OPOWER, Inc. (a)	910	9,610
Palo Alto Networks, Inc. (a)	10,549	1,858,101
Paycom Software, Inc. (a)	4,724	177,764
PC-Tel, Inc.	4,538	20,648
PDF Solutions, Inc. (a)	4,645	50,352
Pegasystems, Inc.	5,608	154,220
Perficient, Inc. (a)	5,910	101,179
Premier, Inc., Class A (a)	6,017	212,220
Progress Software Corp. (a)	7,757	186,168
Proofpoint, Inc. (a)	6,101	396,626
PROS Holdings, Inc. (a)	4,092	94,280
PTC, Inc. (a)	16,936	586,494
Q2 Holdings, Inc. (a)	2,276	60,018
QAD, Inc., Class A	906	18,591
QAD, Inc., Class B	1,021	18,827
QLIK Technologies, Inc. (a)	13,774	436,085
Quality Systems, Inc.	6,990	112,679
Qualys, Inc. (a)	3,823	126,503
Rackspace Hosting, Inc. (a)	16,926	428,566
RealPage, Inc. (a)	7,873	176,749
Rightside Group Ltd. (a)	2,809	23,315
RigNet, Inc. (a)	2,435	50,380
RingCentral, Inc., Class A (a)	8,920	210,334
Rocket Fuel, Inc. (a)	5,595	19,527
Rosetta Stone, Inc. (a)	3,678	24,606
Rovi Corp. (a)	12,141	202,269
Science Applications International Corp.	6,113	279,853
SciQuest, Inc. (a)	4,688	60,803
ServiceNow, Inc. (a)	21,740	1,881,814

Common Stocks	Shares	Value
Software & Computer Services (continued)
Shutterstock, Inc. (a)	2,987	$96,600
Silver Spring Networks, Inc. (a)	5,785	83,362
Smith Micro Software, Inc. (a)	12,346	9,000
SoftBrands, Inc. (a)	114	—
SolarWinds, Inc. (a)	9,435	555,721
Solera Holdings, Inc.	9,892	542,378
Splunk, Inc. (a)	18,680	1,098,571
SPS Commerce, Inc. (a)	2,618	183,810
SS&C Technologies Holdings, Inc.	11,674	796,984
Support.com, Inc. (a)	17,347	17,520
Synchronoss Technologies, Inc. (a)	6,000	211,380
Synopsys, Inc. (a)	23,098	1,053,500
Syntel, Inc. (a)	4,722	213,670
Tableau Software, Inc., Class A (a)	7,472	704,012
Tangoe, Inc. (a)	6,350	53,277
TeleCommunication Systems, Inc., Class A (a)	9,660	48,010
TeleNav, Inc. (a)	5,854	33,309
Textura Corp. (a)	3,469	74,861
Twitter, Inc. (a)	85,973	1,989,415
Tyler Technologies, Inc. (a)	4,853	845,975
Ultimate Software Group, Inc. (a)	4,299	840,497
Unisys Corp. (a)	7,423	82,024
United Online, Inc. (a)	2,616	30,843
Unwired Planet, Inc. (a)	23,837	20,571
Vantiv, Inc., Class A (a)	21,943	1,040,537
Varonis Systems, Inc. (a)	870	16,356
VASCO Data Security International, Inc. (a)(b)	4,683	78,347
Vectrus, Inc. (a)	1,852	38,688
Veeva Systems, Inc., Class A (a)	10,953	315,994
Verint Systems, Inc. (a)	9,128	370,232
VirnetX Holding Corp. (a)(b)	6,877	17,674
Virtusa Corp. (a)	4,107	169,783
VMware, Inc., Class A (a)	11,522	651,800
Voltari Corp. (a)(b)	1,272	6,360
Web.com Group, Inc. (a)	8,012	160,320
Workday, Inc., Class A (a)	16,010	1,275,677
Workiva, Inc. (a)	1,521	26,724
Xura, Inc. (a)	3,640	89,471
Zendesk, Inc. (a)	8,667	229,155
Zix Corp. (a)	10,588	53,787
Zynga, Inc., Class A (a)	116,831	313,107

		45,544,243
Support Services — 4.9%
ABM Industries, Inc.	7,940	226,052
Acacia Research Corp.	8,239	35,345
Advisory Board Co. (a)	6,250	310,063
AM Castle & Co. (a)(b)	3,838	6,102
Amdocs Ltd.	22,373	1,220,895
AMN Healthcare Services, Inc. (a)	7,153	222,101
Applied Industrial Technologies, Inc.	5,724	231,765
ARC Document Solutions, Inc. (a)	6,901	30,502
Barnes Group, Inc.	7,338	259,692
Barrett Business Services, Inc.	1,189	51,769
Bazaarvoice, Inc. (a)	12,100	52,998
Black Box Corp.	2,668	25,426
Booz Allen Hamilton Holding Corp.	14,180	437,453
Brink’s Co.	7,067	203,954
Broadridge Financial Solutions, Inc.	17,339	931,625
Cardtronics, Inc. (a)	6,774	227,945
Cartesian, Inc. (a)	2,116	4,655
Casella Waste Systems, Inc. (a)	7,582	45,340
Cass Information Systems, Inc.	1,314	67,618
CBIZ, Inc. (a)	7,954	78,426
CDI Corp.	1,891	12,783
CEB, Inc.	4,960	304,494
Cenveo, Inc. (a)	14,736	12,841

See Notes to Financial Statements.

20	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Support Services (continued)
Clean Harbors, Inc. (a)	7,847	$326,828
Comfort Systems USA, Inc.	5,684	161,539
Convergys Corp.	14,425	359,038
CoreLogic, Inc. (a)	13,014	440,654
Corrections Corp. of America	17,287	457,933
CoStar Group, Inc. (a)	4,834	999,139
CRA International, Inc. (a)	1,964	36,629
Crawford & Co., Class B	4,806	25,520
Cross Country Healthcare, Inc. (a)	5,168	84,704
Deluxe Corp.	7,253	395,579
DHI Group, Inc. (a)	7,060	64,740
DigitalGlobe, Inc. (a)	9,862	154,439
DXP Enterprises, Inc. (a)	1,896	43,229
Ennis, Inc.	3,906	75,191
Essendant, Inc.	5,328	173,213
Euronet Worldwide, Inc. (a)	7,338	531,491
Everi Holdings, Inc. (a)	10,402	45,665
EVERTEC, Inc.	10,201	170,765
ExamWorks Group, Inc. (a)	6,007	159,786
ExlService Holdings, Inc. (a)	5,026	225,818
ExOne Co. (a)(b)	1,784	17,911
Exponent, Inc.	3,885	194,056
First Data Corp., Class A (a)	15,814	253,340
FleetCor Technologies, Inc. (a)	11,354	1,622,827
Franklin Covey Co. (a)	2,677	44,813
Frontline Capital Group (a)	300	—
FTI Consulting, Inc. (a)	6,259	216,937
Furmanite Corp. (a)	6,832	45,501
G&K Services, Inc., Class A	2,985	187,757
Genpact Ltd. (a)	22,806	569,694
Global Payments, Inc.	19,352	1,248,398
Global Power Equipment Group, Inc.	4,236	14,741
GP Strategies Corp. (a)	2,813	70,634
HD Supply Holdings, Inc. (a)	27,167	815,825
Heartland Payment Systems, Inc.	5,423	514,209
Heidrick & Struggles International, Inc.	2,753	74,937
Heritage-Crystal Clean, Inc. (a)	3,226	34,196
Higher One Holdings, Inc. (a)	7,183	23,273
Hudson Global, Inc. (a)	7,493	21,880
Huron Consulting Group, Inc. (a)	3,442	204,455
ICF International, Inc. (a)	3,065	108,991
Imperva, Inc. (a)	4,008	253,747
InnerWorkings, Inc. (a)	7,279	54,593
Inovalon Holdings, Inc. (a)	4,101	69,717
Insperity, Inc.	2,802	134,916
Jack Henry & Associates, Inc.	11,869	926,494
Kaman Corp.	3,995	163,036
Kelly Services, Inc., Class A	4,059	65,553
Kforce, Inc.	3,944	99,704
Korn/Ferry International	7,608	252,433
LifeLock, Inc. (a)	13,189	189,262
LinkedIn Corp., Class A (a)	16,901	3,804,077
Lionbridge Technologies, Inc. (a)	10,173	49,949
ManpowerGroup, Inc.	10,793	909,742
MAXIMUS, Inc.	9,617	540,956
McGrath RentCorp	3,244	81,716
Mistras Group, Inc. (a)	2,701	51,562
Mobile Mini, Inc.	6,403	199,325
ModusLink Global Solutions, Inc. (a)	9,568	23,729
Monster Worldwide, Inc. (a)	14,709	84,283
MSC Industrial Direct Co., Inc., Class A	7,144	401,993
Navigant Consulting, Inc. (a)	7,309	117,383
NeuStar, Inc., Class A (a)(b)	7,934	190,178
Odyssey Marine Exploration, Inc. (a)(b)	29,342	7,922
On Assignment, Inc. (a)	7,077	318,111
Park-Ohio Holdings Corp.	1,321	48,586
Perma-Fix Environmental Services (a)	4,810	17,989

Common Stocks	Shares	Value
Support Services (continued)
Planet Payment, Inc. (a)	2,202	$6,716
Power Solutions International, Inc. (a)(b)	815	14,874
PowerSecure International, Inc. (a)	3,904	58,755
PRGX Global, Inc. (a)	6,115	22,748
Quad/Graphics, Inc.	3,486	32,420
Quest Resource Holding Corp. (a)	17,930	12,013
Rentrak Corp. (a)	1,899	90,259
Resources Connection, Inc.	5,694	93,040
RPX Corp. (a)	8,380	92,180
RR Donnelley & Sons Co.	30,792	453,258
Schnitzer Steel Industries, Inc., Class A	4,015	57,696
ServiceSource International, Inc. (a)	10,518	48,488
Sharps Compliance Corp. (a)	3,499	30,441
StarTek, Inc. (a)	3,340	11,957
Sykes Enterprises, Inc. (a)	5,857	180,278
Team, Inc. (a)	3,235	103,391
TeleTech Holdings, Inc.	2,549	71,143
Tetra Tech, Inc.	8,381	218,074
Towers Watson & Co., Class A	10,112	1,298,988
TransUnion (a)	4,578	126,215
TriNet Group, Inc. (a)	6,322	122,331
TrueBlue, Inc. (a)	6,460	166,410
U.S. Ecology, Inc.	3,348	122,001
UniFirst Corp.	2,249	234,346
Universal Technical Institute, Inc.	3,377	15,737
Viad Corp.	3,107	87,711
WageWorks, Inc. (a)	5,411	245,497
Waste Connections, Inc.	18,095	1,019,110
WEX, Inc. (a)	5,676	501,758

		30,810,910
Technology Hardware & Equipment — 4.0%
3D Systems Corp. (a)(b)	15,956	138,658
ADTRAN, Inc.	7,492	129,012
Advanced Energy Industries, Inc. (a)	6,210	175,308
Advanced Micro Devices, Inc. (a)	94,030	269,866
Agilysys, Inc. (a)	3,119	31,159
Alliance Fiber Optic Products, Inc.	2,288	34,686
Amkor Technology, Inc. (a)	14,118	85,837
Amtech Systems, Inc. (a)	2,148	13,446
Applied Micro Circuits Corp. (a)	12,769	81,339
Applied Optoelectronics, Inc. (a)	1,318	22,617
ARRIS Group, Inc. (a)	19,803	605,378
Atmel Corp.	61,276	527,586
Axcelis Technologies, Inc. (a)	19,244	49,842
Brocade Communications Systems, Inc.	60,969	559,695
Brooks Automation, Inc.	9,688	103,468
Cabot Microelectronics Corp. (a)	3,590	157,170
CalAmp Corp. (a)	5,908	117,746
Cavium, Inc. (a)	8,256	542,502
CEVA, Inc. (a)	3,467	80,989
Ciena Corp. (a)	17,815	368,592
Cirrus Logic, Inc. (a)	9,403	277,671
Clearfield, Inc. (a)(b)	2,370	31,782
Cohu, Inc.	4,081	49,258
CommScope Holding Co., Inc. (a)	18,608	481,761
Comtech Telecommunications Corp.	2,512	50,466
Concurrent Computer Corp.	3,805	18,835
Cray, Inc. (a)	6,048	196,258
Cree, Inc. (a)	15,040	401,117
Cypress Semiconductor Corp. (a)	48,460	475,393
Dataram Corp. (a)	893	589
Diebold, Inc.	9,376	282,124
Digi International, Inc. (a)	4,719	53,702
Diodes, Inc. (a)	5,690	130,756
DSP Group, Inc. (a)	4,564	43,084
Dycom Industries, Inc. (a)	4,935	345,253

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	21

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
EchoStar Corp., Class A (a)	6,431	$251,516
Electronics for Imaging, Inc. (a)	7,109	332,275
Emcore Corp. (a)	4,624	28,345
Entegris, Inc. (a)	20,712	274,848
ePlus, Inc. (a)	966	90,089
Exar Corp. (a)	7,831	48,004
Extreme Networks, Inc. (a)	15,559	63,481
Fairchild Semiconductor International, Inc. (a)	16,610	343,993
Finisar Corp. (a)	15,714	228,482
FormFactor, Inc. (a)	8,934	80,406
GigOptix, Inc. (a)	3,517	10,692
GSI Technology, Inc. (a)	4,254	15,825
Harmonic, Inc. (a)	14,595	59,402
Hutchinson Technology, Inc. (a)	7,004	25,144
ID Systems, Inc. (a)	3,541	16,289
Identiv, Inc. (a)	3,365	6,696
Infinera Corp. (a)	20,931	379,270
Ingram Micro, Inc.,, Class A	22,858	694,426
Inphi Corp. (a)	5,391	145,665
Insight Enterprises, Inc. (a)	5,507	138,336
Integrated Device Technology, Inc. (a)	21,529	567,289
InterDigital, Inc.	5,293	259,569
Intersil Corp., Class A	18,742	239,148
Intra-Cellular Therapies, Inc. (a)	4,047	217,688
InvenSense, Inc. (a)	12,074	123,517
Ixia (a)	9,113	113,275
IXYS Corp.	3,911	49,396
Kopin Corp. (a)	11,813	32,131
Kulicke & Soffa Industries, Inc. (a)	10,388	121,228
KVH Industries, Inc. (a)	2,945	27,742
Lantronix, Inc. (a)	9,095	10,277
Lattice Semiconductor Corp. (a)	17,195	111,252
Lexmark International, Inc., Class A	8,961	290,784
Loral Space & Communications, Inc. (a)	1,784	72,627
LRAD Corp. (a)	8,678	17,269
Lumentum Holdings, Inc. (a)	7,236	159,337
Marvell Technology Group Ltd.	67,170	592,439
Mattson Technology, Inc. (a)	12,425	43,860
Maxim Integrated Products, Inc.	41,235	1,566,930
MaxLinear, Inc., Class A (a)	8,148	120,020
Mercury Systems, Inc. (a)	5,217	95,784
Microsemi Corp. (a)	14,003	456,358
MKS Instruments, Inc.	7,749	278,964
Monolithic Power Systems, Inc.	5,291	337,090
MoSys, Inc. (a)	14,659	15,978
Nanometrics, Inc. (a)	4,363	66,056
NCR Corp. (a)	23,357	571,312
Neonode, Inc. (a)	2,930	7,413
NeoPhotonics Corp. (a)	4,199	45,601
NETGEAR, Inc. (a)	4,686	196,390
Nimble Storage, Inc. (a)	7,733	71,144
Oclaro, Inc. (a)	16,359	56,929
OmniVision Technologies, Inc. (a)	8,538	247,773
ON Semiconductor Corp. (a)	60,825	596,085
Optical Cable Corp.	1,750	4,988
PAR Technology Corp. (a)	3,332	22,424
ParkerVision, Inc. (a)	17,069	3,969
PC Connection, Inc.	2,523	57,121
Pendrell Corp. (a)	28,997	14,530
Photronics, Inc. (a)	9,668	120,367
Pixelworks, Inc. (a)	5,286	12,581
Plantronics, Inc.	5,004	237,290
PMC—Sierra, Inc. (a)	28,758	334,168
Polycom, Inc. (a)	19,912	250,692
Power Integrations, Inc.	4,157	202,155
Pure Storage, Inc., Class A Class A (a)(b)	2,968	46,212
QLogic Corp. (a)	12,388	151,134

Common Stocks	Shares	Value
Technology Hardware & Equipment (continued)
Quantum Corp. (a)	45,364	$42,189
QuickLogic Corp. (a)	9,826	11,103
Qumu Corp. (a)	2,149	5,824
Rambus, Inc. (a)	17,314	200,669
Ruckus Wireless, Inc. (a)	13,425	143,782
Rudolph Technologies, Inc. (a)	5,365	76,290
ScanSource, Inc. (a)	4,115	132,585
Seachange International, Inc. (a)	7,106	47,894
Semtech Corp. (a)	9,792	185,265
ShoreTel, Inc. (a)	10,755	95,182
Sigma Designs, Inc. (a)	6,054	38,261
Silicon Graphics International Corp. (a)	5,817	34,320
Silicon Laboratories, Inc. (a)	5,746	278,911
Solar3D, Inc. (a)(b)	4,851	17,949
Sonic Foundry, Inc. (a)	2,214	11,624
Sonus Networks, Inc. (a)	8,411	59,970
SunEdison Semiconductor, Ltd. (a)	6,099	47,816
SunEdison, Inc. (a)(b)	46,408	236,217
Super Micro Computer, Inc. (a)	5,471	134,094
Synaptics, Inc. (a)	5,402	433,997
SYNNEX Corp.	4,224	379,864
Systemax, Inc. (a)	1,844	15,858
Tech Data Corp. (a)	5,095	338,206
Teradyne, Inc.	30,394	628,244
Tessera Technologies, Inc.	6,799	204,038
TransAct Technologies, Inc.	2,692	23,097
TransEnterix, Inc. (a)	3,409	8,454
Ubiquiti Networks, Inc. (a)	3,764	119,281
Ultra Clean Holdings, Inc. (a)	5,086	26,040
Ultratech, Inc. (a)	4,365	86,514
USA Technologies, Inc. (a)	3,189	9,822
VeriFone Systems, Inc. (a)	17,047	477,657
ViaSat, Inc. (a)	6,611	403,337
Viavi Solutions, Inc. (a)	34,458	209,849
Violin Memory, Inc. (a)(b)	16,615	14,955
Vocera Communications, Inc. (a)	880	10,736
VOXX International Corp. (a)	4,073	21,424
West Corp.	7,325	158,000
Xcerra Corp. (a)	9,468	57,281

		24,829,014
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	15,565
Schweitzer-Mauduit International, Inc.	4,407	185,050
Universal Corp.	3,258	182,709
Vector Group Ltd.	12,892	304,122

		687,446
Travel & Leisure — 4.6%
Alaska Air Group, Inc.	18,333	1,475,990
Allegiant Travel Co.	1,891	317,367
AMC Entertainment Holdings, Inc., Class A	3,122	74,928
ARAMARK	32,930	1,061,992
Avis Budget Group, Inc. (a)	15,244	553,205
Belmond Ltd., Class A (a)	13,554	128,763
Biglari Holdings, Inc. (a)	187	60,928
BJ’s Restaurants, Inc. (a)	3,216	139,800
Bloomin’ Brands, Inc.	18,301	309,104
Bob Evans Farms, Inc.	3,169	123,116
Boyd Gaming Corp. (a)	12,026	238,957
Bravo Brio Restaurant Group, Inc. (a)	3,322	29,898
Brinker International, Inc.	8,961	429,680
Buffalo Wild Wings, Inc. (a)	2,828	451,490
Caesars Entertainment Corp. (a)	6,057	47,790
Carmike Cinemas, Inc. (a)	3,932	90,200
Carrols Restaurant Group, Inc. (a)	6,109	71,720
Century Casinos, Inc. (a)	6,355	49,442

See Notes to Financial Statements.

22	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

Common Stocks	Shares	Value
Travel & Leisure (continued)
Cheesecake Factory, Inc.	6,609	$304,741
Choice Hotels International, Inc.	5,187	261,477
Churchill Downs, Inc.	1,825	258,219
Chuy’s Holdings, Inc. (a)	2,773	86,906
Cinemark Holdings, Inc.	15,545	519,669
ClubCorp Holdings, Inc.	8,394	153,358
Cracker Barrel Old Country Store, Inc. (b)	3,506	444,666
Dave & Buster’s Entertainment, Inc. (a)	2,735	114,159
Del Frisco’s Restaurant Group, Inc. (a)	4,306	68,982
Denny’s Corp. (a)	13,450	132,214
Diamond Resorts International, Inc. (a)	8,250	210,457
DineEquity, Inc.	2,576	218,110
Domino’s Pizza, Inc.	8,183	910,359
Dover Downs Gaming & Entertainment, Inc. (a)	6,916	6,717
Dover Motorsports, Inc.	1,592	3,709
Dunkin’ Brands Group, Inc.	14,048	598,304
El Pollo Loco Holdings, Inc. (a)	3,382	42,715
Eldorado Resorts, Inc. (a)	4,161	45,771
Empire Resorts, Inc. (a)(b)	827	14,886
Entertainment Gaming Asia, Inc. (a)	791	1,511
Extended Stay America, Inc.	8,445	134,275
Famous Dave’s Of America, Inc. (a)	1,498	10,396
Fiesta Restaurant Group, Inc. (a)	4,111	138,130
Four Corners Property Trust, Inc. (a)	5,579	134,789
Full House Resorts, Inc. (a)	12,945	21,618
Gaming Partners International Corp. (a)	1,026	9,111
Habit Restaurants, Inc. (a)	523	12,060
Hawaiian Holdings, Inc. (a)	6,926	244,696
Hertz Global Holdings, Inc. (a)	57,627	820,032
Hilton Worldwide Holdings, Inc.	76,390	1,634,746
Hyatt Hotels Corp., Class A (a)	4,774	224,473
International Speedway Corp., Class A	3,864	130,294
Interval Leisure Group, Inc.	5,963	93,082
Isle of Capri Casinos, Inc. (a)	3,638	50,677
J Alexander’s Holdings, Inc. (a)	2,293	25,040
Jack in the Box, Inc.	5,379	412,623
Jamba, Inc. (a)(b)	3,045	41,077
JetBlue Airways Corp. (a)	46,143	1,045,139
Krispy Kreme Doughnuts, Inc. (a)	9,511	143,331
La Quinta Holdings, Inc. (a)	13,587	184,919
Las Vegas Sands Corp.	53,318	2,337,461
Luby’s, Inc. (a)	5,639	25,206
Madison Square Garden Co., Class A (a)	3,070	496,726
Marcus Corp.	3,067	58,181
Marriott Vacations Worldwide Corp.	4,040	230,078
MGM Resorts International (a)	69,427	1,577,381
Monarch Casino & Resort, Inc. (a)	2,088	47,439
Morgans Hotel Group Co. (a)	6,164	20,773
Noodles & Co. (a)	3,634	35,213
Norwegian Cruise Line Holdings Ltd. (a)	23,151	1,356,649
Panera Bread Co., Class A (a)	3,597	700,624
Papa John’s International, Inc.	4,382	244,822
Penn National Gaming, Inc. (a)	10,967	175,691
Pinnacle Entertainment, Inc. (a)	8,495	264,364
Planet Fitness, Inc., Class A (a)	386	6,033
Popeyes Louisiana Kitchen, Inc. (a)	3,582	209,547
Potbelly Corp. (a)	735	8,607
Premier Exhibitions, Inc. (a)	849	552
RCI Hospitality Holdings, Inc. (a)	2,654	26,513
Reading International, Inc., Class A (a)	3,819	50,067
Red Lion Hotels Corp. (a)	5,052	35,415
Red Robin Gourmet Burgers, Inc. (a)	2,228	137,557
Regal Entertainment Group, Class A (b)	9,987	188,455
Republic Airways Holdings, Inc. (a)	7,388	29,035
Ruby Tuesday, Inc. (a)	10,132	55,827
Ruth’s Hospitality Group, Inc.	5,660	90,107
Ryman Hospitality Properties, Inc.	7,361	380,122

Common Stocks	Shares	Value
Travel & Leisure (continued)
Sabre Corp.	24,097	$673,993
Scientific Games Corp., Class A (a)	7,878	70,666
SeaWorld Entertainment, Inc.	9,937	195,660
Shake Shack, Inc., Class A (a)	145	5,742
Six Flags Entertainment Corp.	12,858	706,419
SkyWest, Inc.	6,975	132,664
Sonic Corp.	7,561	244,296
Speedway Motorsports, Inc.	1,762	36,509
Spirit Airlines, Inc. (a)	10,263	408,981
Texas Roadhouse, Inc.	9,171	328,047
Town Sports International Holdings, Inc. (a)	5,154	6,133
Travelport Worldwide Ltd.	14,146	182,483
Travelzoo, Inc. (a)	2,100	17,577
Vail Resorts, Inc.	5,272	674,763
Virgin America, Inc. (a)	2,730	98,307
Wendy’s Co.	31,601	340,343
World Wrestling Entertainment, Inc. (b)	4,999	89,182
Zoe’s Kitchen, Inc. (a)(b)	3,126	87,465

		28,649,483
Total Common Stocks — 97.3%		602,615,176

Other Interests (d)	Beneficial Interest (000)
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA	$3	—
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc. (a)	4	—
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	45
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
Total Other Interests — 0.0%		45

Rights	Shares
Health Care Equipment & Services — 0.0%
Hooper Holmes, Inc. (a)	9,589	—
Oil & Gas Producers — 0.0%
Zion Oil & Gas, Inc. (a)	142	—
Technology Hardware & Equipment — 0.0%
Leap Wireless, CVR (a)	8,850	22,302
Total Rights — 0.0%		22,302

Warrants
Oil & Gas Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	2,485	—
Total Long-Term Investments (Cost — $419,380,954) — 97.3%		602,637,523

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	23

Schedule of Investments (continued)	Master Extended Market Index Series

Short-Term Securities	Shares	Value
Money Market Funds
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.23% (c)(e)	15,610,860	$15,610,860

Short-Term Securities	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.39% (c)(e)(f)	$9,971	$9,970,723
Total Short-Term Securities (Cost — $25,581,583) — 4.1%		25,581,583
Total Investments (Cost — $444,962,537) — 101.4%		628,219,106
Liabilities in Excess of Other Assets — (1.4)%		(8,469,314)

Net Assets — 100.0%		$619,749,792

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the year ended December 31, 2015, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2015	Value at December 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	11,546,804	4,064,056	[1]	—	15,610,860	$15,610,860	$15,005
BlackRock Liquidity Series, LLC, Money Market Series	$8,299,209	$1,671,514	[1]	—	$9,970,723	$9,970,723	$773,734	[2]
PennyMac Mortgage Investment Trust	10,450	—		—	10,450	$159,467	$22,572
[1] Represents net shares/beneficial interest purchased.

[2] Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Depreciation
85	Russell 2000 Mini Index	March 2016	$9,617,750	$(40,935)
54	S&P MidCap 400 E-Mini Index	March 2016	$7,524,900	(24,102)
Total				$(65,037)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	Net unrealized depreciation[1]	—	—	$65,037	—	—	—	$65,037

[1]   Includes cumulative depreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

24	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Schedule of Investments (continued)	Master Extended Market Index Series

For the year ended December 31, 2015, the effect of derivative financial instruments in the Statement of Operations was as follows:

Net Realized Gain (Loss) From:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Financial futures contracts	—	—	$(22,164)	—	—	—	$(22,164)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	$(435,472)	—	—	—	$(435,472)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts – long	$16,715,258
Average notional value of contracts – short	$702,000	[1]
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Series’ investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$10,409,138	—	—	$10,409,138
Alternative Energy	804,628	—	—	804,628
Automobiles & Parts	13,119,474	—	—	13,119,474
Banks	40,173,807	—	—	40,173,807
Beverages	557,431	—	—	557,431
Chemicals	13,236,762	—	—	13,236,762
Construction & Materials	15,287,644	—	—	15,287,644
Electricity	8,787,077	—	—	8,787,077
Electronic & Electrical Equipment	16,991,663	—	—	16,991,663
Financial Services	25,203,078	—	—	25,203,078
Fixed Line Telecommunications	1,459,116	—	—	1,459,116
Food & Drug Retailers	4,642,822	—	—	4,642,822
Food Producers	11,020,804	—	—	11,020,804
Forestry & Paper	1,375,976	—	—	1,375,976
Gas, Water & Multi-Utilities	10,337,740	—	—	10,337,740
General Industrials	7,725,931	—	—	7,725,931
General Retailers	27,284,639	—	—	27,284,639
Health Care Equipment & Services	33,288,358	—	—	33,288,358
Household Goods & Home Construction	10,282,782	—	—	10,282,782
Industrial Engineering	14,631,652	—	—	14,631,652
Industrial Metals & Mining	2,843,549	$20,917	—	2,864,466
Industrial Transportation	6,789,754	—	—	6,789,754
Leisure Goods	4,726,426	—	—	4,726,426
Life Insurance	3,184,828	—	—	3,184,828
Media	28,156,546	—	—	28,156,546
Mining	1,314,595	—	—	1,314,595
Mobile Telecommunications	5,126,778	—	—	5,126,778
Nonlife Insurance	23,369,843	—	—	23,369,843
Oil & Gas Producers	12,206,921	—	—	12,206,921
Oil Equipment, Services & Distribution	7,387,554	—	—	7,387,554
Personal Goods	6,013,644	—	—	6,013,644
Pharmaceuticals & Biotechnology	40,076,312	—	—	40,076,312
Real Estate Investment & Services	8,982,891	—	—	8,982,891
Real Estate Investment Trusts (REITs)	55,273,000	—	—	55,273,000

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	25

Schedule of Investments (concluded)	Master Extended Market Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
Investments (concluded):
Common Stocks (concluded):
Software & Computer Services	$45,544,243	—	—	$45,544,243
Support Services	30,810,910	—	—	30,810,910
Technology Hardware & Equipment	24,829,014	—	—	24,829,014
Tobacco	687,446	—	—	687,446
Travel & Leisure	28,649,483	—	—	28,649,483
Other Interests:
Technology Hardware & Equipment	—	—	$45	45
Rights:
Technology Hardware & Equipment	—	—	22,302	22,302
Short-Term Securities:
Money Market Funds	15,610,860	9,970,723	—	25,581,583

Total	$618,205,119	$9,991,640	$22,347	$628,219,106

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity contracts	$(65,037)	—	—	$(65,037)

[1]   Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$827,700	—	—	$827,700
Liabilities:
Bank overdraft	—	$(992)	—	(992)
Collateral on securities loaned at value	—	(9,970,723)	—	(9,970,723)

Total	$827,700	$(9,971,715)	—	$(9,144,015)

During the year ended December 31, 2015, there were no transfers between levels.

See Notes to Financial Statements.

26	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Statement of Assets and Liabilities	Master Extended Market Index Series

December 31, 2015

Assets
Investments at value — unaffiliated (including securities loaned at value of $9,453,348) (cost — $419,156,271)	$602,478,056
Investments at value — affiliated (cost — $25,806,266)	25,741,050
Cash pledged for financial futures contracts	827,700
Receivables:
Dividends	833,596
Investments sold	135,005
Securities lending income — affiliated	81,146
Contributions from investors	52,110
Prepaid expenses	2,600

Total assets	630,151,263

Liabilities
Collateral on securities loaned at value	9,970,723
Variation margin payable on financial futures contracts	166,643
Bank overdraft	992
Payables:
Withdrawals to investors	91,541
Directors’ fees	5,600
Investment advisory fees	4,486
Other affiliates	1,741
Other accrued expenses	159,745

Total liabilities	10,401,471

Net Assets	$619,749,792

Net Assets Consist of
Investors’ capital	$436,558,260
Net unrealized appreciation (depreciation)	183,191,532

Net Assets	$619,749,792

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	27

Statement of Operations	Master Extended Market Index Series

Year Ended December 31, 2015

Investment Income
Dividends — unaffiliated	$8,060,812
Securities lending — affiliated — net	773,734
Dividends — affiliated	37,577
Foreign taxes withheld	(11,609)

Total income	8,860,514

Expenses
Accounting services	132,210
Professional	80,201
Investment advisory	66,372
Custodian	53,501
Pricing fees	44,946
Printing	25,692
Directors	23,613
Miscellaneous	9,936

Total expenses	436,471
Less fees waived by the Manager	(9,674)

Total expenses after fees waived	426,797

Net investment income	8,433,717

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	41,473,965
Financial futures contracts	(22,164)

41,451,801

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(71,198,336)
Investments — affiliated	(60,923)
Financial futures contracts	(435,472)

(71,694,731)

Net realized and unrealized loss	(30,242,930)

Net Decrease in Net Assets Resulting from Operations	$(21,809,213)

See Notes to Financial Statements.

28	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Statements of Changes in Net Assets	Master Extended Market Index Series

	Year Ended December 31,
Increase (Decrease) in Net Assets:	2015	2014

Operations
Net investment income	$8,433,717	$8,698,004
Net realized gain	41,451,801	20,960,291
Net change in unrealized appreciation (depreciation)	(71,694,731)	17,661,052

Net increase (decrease) in net assets resulting from operations	(21,809,213)	47,319,347

Capital Transactions
Proceeds from contributions	74,606,931	107,596,542
Value of withdrawals	(94,072,983)	(109,758,116)

Net decrease in net assets derived from capital transactions	(19,466,052)	(2,161,574)

Net Assets
Total increase (decrease) in net assets	(41,275,265)	45,157,773
Beginning of year	661,025,057	615,867,284

End of year	$619,749,792	$661,025,057

See Notes to Financial Statements.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	29

Financial Highlights	Master Extended Market Index Series

	Year Ended December 31,
	2015	2014	2013	2012	2011

Total Return
Total return	(3.32)%	7.66%	37.98%	18.04%	(3.55)%

Ratios to Average Net Assets
Total expenses	0.07%	0.07%[1]	0.07%	0.10%	0.08%

Total expenses after fees waived and/or reimbursed	0.06%	0.07%[1]	0.06%	0.09%	0.08%

Net investment income	1.27%	1.35%[1]	1.32%	1.83%	1.29%

Supplemental Data
Net assets, end of year (000)	$619,750	$661,025	$615,867	$398,305	$439,752

Portfolio turnover rate	14%	10%	18%	12%	12%

[1]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

See Notes to Financial Statements.

30	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Notes to Financial Statements	Master Extended Market Index Series

1. Organization:

Master Extended Market Index Series (the “Series”), a series of Quantitative Master Series LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of Master LLC (the “Board”) to issue non-transferable interests, subject to certain limitations.

The Series, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Series is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where the Series enters into certain investments (e.g., financial futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Series may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Series may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Indemnifications: In the normal course of business, the Series enters into contracts that contain a variety of representations that provide general indemnification. The Series’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Series, which cannot be predicted with any certainty.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Series has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective September 2015, the arrangement with its custodian for earning credits on uninvested cash balances has ceased and the custodian will be imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Series’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Series determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Series for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Series’ assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Series values its investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	31

Notes to Financial Statements (continued)	Master Extended Market Index Series

liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Series may withdraw up to 25% of its investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Series might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Series’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Series’ investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Warrants: Warrants entitle the Series to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Series will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

32	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Notes to Financial Statements (continued)	Master Extended Market Index Series

Securities Lending: The Series may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Series collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Series is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Series and any additional required collateral is delivered to the Series, or excess collateral returned by the Series, on the next business day. During the term of the loan, the Series is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Series’ Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Series under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Series, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and the Series can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Series’ securities lending agreements by counterparty, which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital, Inc.	$143,941	$(143,941)	—
BNP Paribas S.A.	1,154,682	(1,154,682)	—
Citigroup Global Markets, Inc.	625,502	(625,502)	—
Credit Suisse Securities (USA) LLC	185,316	(185,316)	—
Deutsche Bank Securities, Inc.	680,593	(680,593)	—
Goldman Sachs & Co.	1,468,701	(1,468,701)	—
JP Morgan Securities LLC	1,145,582	(1,145,582)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	214,944	(214,944)	—
Morgan Stanley	3,088,057	(3,088,057)	—
National Financial Services LLC	110,900	(110,900)	—
SG Americas Securities LLC	359,621	(359,621)	—
UBS Securities LLC	275,509	(275,509)	—

Total	$9,453,348	$(9,453,348)	—

[1]

Collateral with a value of $9,970,723 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Series benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Series could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Series engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Series and/or to manage economically its exposure to certain risks such as equity risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Series invests in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are agreements between the Series and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	33

Notes to Financial Statements (continued)	Master Extended Market Index Series

terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Series is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Series as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Master LLC, on behalf of the Series, entered into an Investment Advisory Agreement with the Manager, the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Series’ portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Series pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Series’ investments in other affiliated investment companies, if any.

For the year ended December 31, 2015, the Series reimbursed the Manager $7,027 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Series’ business. The expense limitation as a percentage of average daily net assets is 0.12%. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to May 1, 2016, unless approved by the Board, including a majority of the Independent Directors.

The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Series, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Series is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment advisor to the private investment company will not charge any advisory fees with respect to shares purchased by the Series.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Series retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent. Pursuant to a securities lending agreement BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, the Series retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, the Series, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by the Series is shown as securities lending — affiliated – net in the Statement of Operations. For the year ended December 31, 2015, the Series paid BIM $183,281 for securities lending agent services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

34	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Notes to Financial Statements (continued)	Master Extended Market Index Series

7. Purchases and Sales:

For the year ended December 31, 2015, purchases and sales of investments, excluding short-term securities, were $87,172,753 and $97,011,091, respectively.

8. Income Tax Information:

The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series’ U.S. federal tax returns remains open for each of the four years ended December 31, 2015. The statutes of limitations on the Series’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Series as of December 31, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Series’ financial statements.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$448,178,517

Gross unrealized appreciation	$236,289,887
Gross unrealized depreciation	(56,249,298)

Net unrealized appreciation	$180,040,589

9. Bank Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders, under which the Series may borrow to fund shareholder redemptions. Excluding commitments designated for certain funds, the Participating Funds, including the Series, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.06% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2016 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations, and along with commitment fees, were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2015, the Series did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers of securities owned by the Series. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Series may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Series manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Series to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Series’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Series.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Series since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Series does not have a contractual right of offset against a clearing broker or

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	35

Notes to Financial Statements (concluded)	Master Extended Market Index Series

clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Series.

Concentration Risk: As of period end, the Series invested a significant portion of its assets in securities in the financials sector. Changes in economic conditions affecting such sector would have a greater impact on the Series and could affect the value, income and/or liquidity of positions in such securities.

11. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

36	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Quantitative Master Series LLC and the Shareholders of Master Extended Market Index Series:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the series constituting Quantitative Master Series LLC (the “Series”) as of December 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of Quantitative Master Series LLC as of December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

February 17, 2016

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	37

Officers and Directors

Name, Address[1] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2]
Rodney D. Johnson 1941	Chair of the Board and Director	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 155 Portfolios	None
David O. Beim 1940	Director	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 155 Portfolios	None
Collette Chilton 1958	Director	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 155 Portfolios	None
Frank J. Fabozzi 1948	Director	Since 2014	Editor of and Consultant for The Journal of Portfolio Management since 2006; Professor of Finance, EDHEC Business School since 2011; Visiting Professor, Princeton University from 2013 to 2014; Professor in the Practice of Finance and Becton Fellow, Yale University School of Management from 2006 to 2011.	108 RICs consisting of 230 Portfolios	None
Dr. Matina S. Horner 1939	Director	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 155 Portfolios	NSTAR (electric and gas utility)
Herbert I. London 1939	Director	Since 2007	Professor Emeritus, New York University since 2005; President, London Center for Policy Research since 2012; John M. Olin Professor of Humanities, New York University from 1993 to 2005 and Professor thereof from 1980 to 2005; President Emeritus, Hudson Institute (policy research organization) from 2011 to 2012, President thereof from 1997 to 2011 and Trustee from 1980 to 2012; Chairman of the Board of Trustees for Grantham University since 2006; Director, InnoCentive, Inc. (global internet service) since 2005; Director, Cerego, LLC (educational software) since 2005; Director, Cybersettle (online adjudication) since 2009; Director, AIMS Worldwide, Inc. (marketing) from 2007 to 2012.	33 RICs consisting of 155 Portfolios	None
Cynthia A. Montgomery 1952	Director	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 155 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Director	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 155 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Director	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981.	33 RICs consisting of 155 Portfolios	None
Toby Rosenblatt 1938	Director	Since 2007	President, Founders Investments Ltd. (private investments) since 1999; Director, Forward Management, LLC since 2007; Director, College Futures Foundation (philanthropic foundation) since 2009; Director, The James Irvine Foundation (philanthropic foundation) from 1998 to 2008.	33 RICs consisting of 155 Portfolios	None

38	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Officers and Directors (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served as a Director[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Directors[2] (concluded)
Mark Stalnecker 1951	Director	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 155 Portfolios	None
Kenneth L. Urish 1951	Director	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 155 Portfolios	None
Frederick W. Winter 1945	Director	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Professor and Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh from 2005 to 2013 and Dean thereof from 1997 to 2005; Director, Tippman Sports (recreation) from 2005 to 2013; Director, Indotronix International (IT services) from 2004 to 2008.	33 RICs consisting of 155 Portfolios	None
[1] The address of each Director is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Directors on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interest of shareholders of the Master LLC.

[3]    Date shown is the earliest date a person has served for the Master LLC. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Directors as joining the Master LLC’s board in 2007, those Independent Directors first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998; Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999. Frank J. Fabozzi first became a member of the board of other funds advised by BlackRock Advisors, LLC or its affiliates in 1988.

Interested Directors[4]
Barbara G. Novick 1960	Director	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 230 Portfolios	None
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 328 Portfolios	None

[4]    Mr. Perlowski and Ms. Novick are both “interested persons,” as defined in the 1940 Act, of the Master LLC based on their positions with BlackRock and its affiliates. Mr. Perlowski and Ms. Novick are also board members of a complex of BlackRock registered open-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Equity-Liquidity Complex, and Ms. Novick is also a board member of the BlackRock Equity-Liquidity Complex. Interested Directors serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The maximum age limitation may be waived as to any Director by action of a majority of the Directors upon a finding of good cause therefor.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	39

Officers and Directors (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Master LLC	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Director, President and Chief Executive Officer	Since 2015 (Director); since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.
Jennifer McGovern 1977	Vice President	Since 2014	Director of BlackRock since 2011; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Master LLC serve at the pleasure of the Board.
Further information about the Officers and Directors is available in the Master LLC’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762

Effective September 25, 2015, John M. Perlowski was appointed to serve as a Director of the Master LLC.

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Directors of the Master LLC.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Legal Counsel Sidley Austin LLP New York, NY 10019

	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Series 100 Bellevue Parkway Wilmington, DE 19809

40	QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015

Additional Information	Master Extended Market Index Series

Availability of Quarterly Schedule of Investments

The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Series’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Series voted proxies relating to securities held in the Series’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762; and (2) on the SEC’s website at http://www.sec.gov.

QUANTITATIVE MASTER SERIES LLC	DECEMBER 31, 2015	41

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$39,463	$39,681	$0	$0	$13,260	$13,000	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Master Extended Market Index Series of Quantitative Master Series LLC	$13,260	$13,000

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

 Master Extended Market Index Series of Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 26, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Master Extended Market Index Series of Quantitative Master Series LLC

Date: February 26, 2016

5